UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07747
Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: November 30, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report November 30, 2024

Nuveen Arizona Municipal Bond Fund
Class A Shares/FAZTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$44	0.86%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$175,978,574

Total number of portfolio holdings	196

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L104_SAR_1124 4082107-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Arizona Municipal Bond Fund
Class C Shares/FZCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$85	1.66%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$175,978,574

Total number of portfolio holdings	196

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L633_SAR_1124 4082107-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Arizona Municipal Bond Fund
Class I Shares/NMARX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.66%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$175,978,574

Total number of portfolio holdings	196

Portfolio turnover (%)	5%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L401_SAR_1124 4082107-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Colorado Municipal Bond Fund
Class A Shares/FCOTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.79%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$511,195,312

Total number of portfolio holdings	272

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L609_SAR_1124 4082246-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Colorado Municipal Bond Fund
Class C Shares/FAFKX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$81	1.59%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$511,195,312

Total number of portfolio holdings	272

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L625_SAR_1124 4082246-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Colorado Municipal Bond Fund
Class I Shares/FCORX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.59%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$511,195,312

Total number of portfolio holdings	272

Portfolio turnover (%)	7%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L880_SAR_1124 4082246-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Maryland Municipal Bond Fund
Class A Shares/NMDAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.82%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$283,071,722

Total number of portfolio holdings	216

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L831_SAR_1124 4082266-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Maryland Municipal Bond Fund
Class C Shares/NACCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$83	1.62%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$283,071,722

Total number of portfolio holdings	216

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L617_SAR_1124 4082266-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Maryland Municipal Bond Fund
Class I Shares/NMMDX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$32	0.62%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$283,071,722

Total number of portfolio holdings	216

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L799_SAR_1124 4082266-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen New Mexico Municipal Bond Fund
Class A Shares/FNMTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$47	0.93%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$70,842,053

Total number of portfolio holdings	77

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L781_SAR_1124 4082289-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen New Mexico Municipal Bond Fund
Class C Shares/FNCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$88	1.73%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$70,842,053

Total number of portfolio holdings	77

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L591_SAR_1124 4082289-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen New Mexico Municipal Bond Fund
Class I Shares/FNMRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.73%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$70,842,053

Total number of portfolio holdings	77

Portfolio turnover (%)	9%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L757_SAR_1124 4082289-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Pennsylvania Municipal Bond Fund
Class A Shares/FPNTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.81%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$427,936,978

Total number of portfolio holdings	274

Portfolio turnover (%)	16%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L740_SAR_1124 4082300-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Pennsylvania Municipal Bond Fund
Class C Shares/FPCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$82	1.61%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$427,936,978

Total number of portfolio holdings	274

Portfolio turnover (%)	16%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L583_SAR_1124 4082300-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Pennsylvania Municipal Bond Fund
Class I Shares/NBPAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.61%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$427,936,978

Total number of portfolio holdings	274

Portfolio turnover (%)	16%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L716_SAR_1124 4082300-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Virginia Municipal Bond Fund
Class A Shares/FVATX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$38	0.75%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$564,096,898

Total number of portfolio holdings	244

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L690_SAR_1124 4082326-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Virginia Municipal Bond Fund
Class C Shares/FVCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$79	1.55%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$564,096,898

Total number of portfolio holdings	244

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L575_SAR_1124 4082326-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Virginia Municipal Bond Fund
Class I Shares/NMVAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.55%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$564,096,898

Total number of portfolio holdings	244

Portfolio turnover (%)	6%

What did the Fund invest in? (as of November 30, 2024)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L666_SAR_1124 4082326-0126

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Portfolio of Investments November 30, 2024
Arizona
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.5%
X 169,880,842 MUNICIPAL BONDS - 96.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 21.7%
$ 1,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2016B
5 .000% 07/01/47 $ 1,018,832
1,500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2023A
5 .500 07/01/48 1,699,671
1,485,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2024A
5 .000 07/01/50 1,636,624
500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Refunding Green Series 2015A
5 .000 07/01/41 503,632
1,620,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Refunding Series 2017B
5 .000 07/01/42 1,683,010
225,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C
4 .000 07/01/44 227,800
250,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C
4 .000 07/01/46 252,163
940,000 Arizona Board of Regents, Univeristy of Arizona, Speed
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2014
5 .000 08/01/44 942,330
1,500,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Refunding Series 2015A
5 .000 06/01/40 1,509,899
1,250,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Refunding Series 2016
5 .000 06/01/38 1,281,810
215,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A
5 .125 07/01/37 217,635
220,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C
5 .000 07/01/47 223,483
25,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5 .000 07/01/37 25,427
300,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/37 308,120
725,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/52 734,455
150,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5 .000 07/01/47 150,628
230,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6 .000 11/01/37 225,538
565,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante
and Skye Canyon Campus Projects, Series 2021A
4 .000 12/15/51 476,549
775,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017A
5 .000 03/01/48 789,740
1,025,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5 .000 07/01/51 1,032,582
55,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
4 .250 07/01/27 55,236
135,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018A
5 .000 07/01/38 138,329
500,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/38 511,198
500,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Sloan Canyon
Campus Project, Series 2020A-2
6 .000 09/15/38 520,347
75,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
4 .000 07/01/30 72,733

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,950,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A
5 .000% 10/01/45 $ 2,958,496
1,160,000 Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success Project,
Refunding Series 2019
5 .000 07/01/37 1,199,431
620,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Series 2020A
5 .000 07/01/40 629,347
735,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4 .000 07/01/41 669,055
145,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017A
5 .000 07/01/37 148,602
210,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017C
5 .000 07/01/48 212,848
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Highland Prep Project, Series 2019
5 .000 01/01/37 1,051,246
750,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2019A
5 .000 07/01/39 782,367
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2020
5 .250 07/01/45 1,034,431
570,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 540,464
380,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Paradise Schools Projects, Series
2016
5 .000 07/01/47 381,356
825,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5 .000 07/01/36 833,654
2,500,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5 .000 07/01/47 2,623,468
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
4 .000 07/01/50 976,548
1,000,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5 .000 07/01/38 1,019,472
800,000 Northern Arizona University, System Revenue Bonds, Refunding
Series 2015 - BAM Insured
5 .000 06/01/35 805,791
25,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
5 .000 07/01/46 25,026
400,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2016A
5 .000 07/01/41 401,153
220,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2015
5 .000 07/01/35 221,124
350,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2016A
5 .000 07/01/41 352,922
1,000,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/45 929,153
20,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
3 .250 07/01/25 19,835

Portfolio of Investments November 30, 2024
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 750,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5 .000% 07/01/35 $ 753,105
800,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Vista College Preparatory Project, Series
2018A
5 .000 07/01/43 822,919
1,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Eastern Kentucky University Project, Series 2016
5 .000 10/01/36 1,024,407
100,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .000 06/15/37 101,264
320,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .125 06/15/47 320,915
100,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 100,790
55,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .125 02/01/28 57,178
250,000 (a) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa Project,
Series 2015A
5 .000 12/15/34 250,047
145,000 Pinal County Community College District, Arizona, Revenue
Bonds, Central Arizona College, Series 2017 - BAM Insured
5 .000 07/01/34 149,147
500,000 (a) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 500,505
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 38,133,837
HEALTH CARE - 12.4%
405,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/39 409,447
110,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/40 110,115
225,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/46 216,068
1,100,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3 .000 02/01/39 990,516
1,560,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4 .000 02/01/39 1,587,131
1,000,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4 .000 02/01/40 1,014,227
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5 .000 12/01/45 1,097,361
600,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/36 633,385
870,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
4 .125 09/01/42 872,901
1,750,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/32 1,813,747
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/35 2,069,517
1,145,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/38 1,179,296
1,665,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4 .000 01/01/44 1,668,223
565,000 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A
4 .000 04/01/39 566,152
1,350,000 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A
4 .000 04/01/46 1,306,158

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 295,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Refunding Series 2016
5 .000% 08/01/36 $ 301,017
2,450,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Series 2019
4 .000 08/01/43 2,414,221
500,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2014A
5 .250 08/01/32 500,753
875,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
4 .000 08/01/49 882,036
2,000,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/54 2,189,782
TOTAL HEALTH CARE 21,822,053
HOUSING/MULTIFAMILY - 1.1%
1,250,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, Provident Group - NCCU Properties LLC- North
Carolina Central University, Series 2019A - BAM Insured
4 .000 06/01/44 1,234,048
250,000 (b) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
0 .000 10/01/56 209,532
500,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A
7 .000 10/01/56 495,352
TOTAL HOUSING/MULTIFAMILY 1,938,932
HOUSING/SINGLE FAMILY - 2.0%
1,920,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,961,301
1,000,000 Phoenix and Maricopa County Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024A
4 .600 09/01/49 1,021,260
600,000 Tucson and Pima County Industrial Development Authority,
Arizona, Joint Single Family Mortgage Revenue Bonds, Series
2024A
4 .750 07/01/49 613,355
TOTAL HOUSING/SINGLE FAMILY 3,595,916
INFORMATION TECHNOLOGY - 0.2%
275,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 276,889
TOTAL INFORMATION TECHNOLOGY 276,889
LONG-TERM CARE - 1.4%
120,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5 .375 01/01/38 99,583
885,000 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living
Project, Series 2016
5 .400 10/01/36 740,196
1,495,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021A
4 .000 12/01/46 1,324,297
530,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 395,865
TOTAL LONG-TERM CARE 2,559,941
TAX OBLIGATION/GENERAL - 13.6%
550,000 Buckeye Union High School District 201, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project,
Refunding Series 2017 - BAM Insured
5 .000 07/01/34 578,270
665,000 Glendale, Arizona, General Obligation Bonds, Series 2024 5 .000 07/01/44 742,085
1,000,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2010, Series 2015C
5 .000 07/01/34 1,009,968
1,500,000 Marana Unified School District No. 6 of Pima County, Arizona,
School Improvement Bonds, Project of 2014, Series 2018D -
AGM Insured
5 .000 07/01/38 1,560,026

Portfolio of Investments November 30, 2024
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 810,000 Maricopa County Elementary School District 68, Alhambra,
Arizona, General Obligation Bonds, Project of 2017, Series
2019B
4 .000% 07/01/39 $ 817,890
370,000 Maricopa County School District 214 Tolleson Union High,
Arizona, General Obligation Bonds, School Improvement Project
2017, Series 2018A
5 .000 07/01/37 386,149
600,000 Maricopa County School District 28 Kyrene Elementary, Arizona,
General Obligation Bonds, School Improvement, Project 2017
Series 2020B
4 .000 07/01/40 610,049
1,050,000 Maricopa County Special Health Care District, Arizona, General
Obligation Bonds, Series 2018C
5 .000 07/01/35 1,109,787
1,000,000 Maricopa County Unified School District 11, Peoria, Arizona,
General Obligation Bonds, School Improvement, Series 2018 -
BAM Insured
5 .000 07/01/34 1,050,128
275,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement Project
of 2015, Series 2021E
3 .000 07/01/40 250,938
1,350,000 Maricopa County Unified School District 80, Chandler, Arizona,
School Improvement Bonds, 2019 Project, Series 2021B
3 .000 07/01/40 1,243,191
1,000,000 Maricopa County Unified School District 95 Queen Creek,
Arizona, General Obligation Bonds, School Improvement Series
2020
4 .000 07/01/38 1,024,560
860,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2011 Series 2017E
5 .000 07/01/35 901,145
2,000,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement Project
2011 and 2017, Series 2018
5 .000 07/01/37 2,090,115
775,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement, Project
of 2023, Series 2024A
5 .000 07/01/42 865,546
750,000 Mohave County Union High School District 2 Colorado River,
Arizona, General Obligation Bonds, School Improvement Series
2017
5 .000 07/01/35 786,800
690,000 Northwest Fire District of Pima County, Arizona, General
Obligation Bonds, Series 2017
5 .000 07/01/36 722,487
630,000 Phoenix, Arizona, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 07/01/47 696,974
1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000 07/01/42 1,330,782
1,125,000 Pima County Unified School District 12 Sunnyside, Arizona,
General Obligation Bonds, School Improvement Project 2011,
Series 2014D - AGM Insured
5 .000 07/01/34 1,126,134
500,000 Pima County Unified School District 12 Sunnyside, Arizona,
General Obligation Bonds, School Improvement Project of 2011,
Series 2013B - BAM Insured
5 .000 07/01/32 500,555
750,000 Pima County Unified School District 20 Vail, Arizona, General
Obligation Bonds, Refunding School Improvement Series 2015 -
AGM Insured
5 .000 07/01/33 757,216
1,800,000 Pima County Unified School District 30 Sahuarita, Arizona, School
Improvement Bonds, Series 2024 - BAM Insured
5 .000 07/01/42 1,985,745
750,000 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series
2019E - AGM Insured
4 .000 07/01/39 762,983
800,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project 2016,
Series 2017A - BAM Insured
5 .000 07/01/36 836,046
150,000 Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School Improvement
Project 2012, Series2014B
4 .500 07/01/33 150,061
TOTAL TAX OBLIGATION/GENERAL 23,895,630

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 20.3%
$ 100,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5 .000% 06/01/31 $ 101,962
120,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding
Series 2016
4 .000 07/01/36 121,521
1,000,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015 5 .000 07/01/37 1,008,068
475,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
4 .500 07/01/43 444,368
675,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 3, Series 2020
4 .000 07/01/45 613,560
94,502 (a),(c) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 72,767
500,000 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015 -
RAAI Insured
5 .000 07/01/30 505,417
450,000 (a) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
5 .000 07/15/39 450,247
500,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017 - AGM Insured
5 .000 07/15/42 520,455
1,000,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018 - BAM Insured
5 .000 07/15/38 1,041,397
1,300,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019 - BAM Insured
4 .000 07/15/39 1,310,903
1,100,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021 - BAM Insured
4 .000 07/15/45 1,081,234
143,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013
5 .250 07/01/38 139,552
299,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
5 .200 07/01/43 287,677
500,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021
3 .250 07/01/35 429,507
245,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4 .000 07/15/30 247,950
480,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4 .000 07/15/35 462,338
45,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017 -
AGM Insured
5 .000 07/15/32 47,221
750,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Lucero Assessment
District 2, Series 2023
5 .750 07/01/46 766,056
345,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2012 - BAM Insured
5 .000 07/15/27 345,459
750,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2016 - BAM Insured
4 .000 07/15/36 752,634
260,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2018 - BAM Insured
5 .000 07/15/38 268,420
1,500,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2020 - BAM Insured
4 .000 07/15/40 1,501,777
212,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
Special Assessment Revenue Bonds,  Assessment District 11,
Series 2017
5 .200 07/01/37 205,297
500,000 Maricopa, Arizona, Pledged Revenue Obligations, Series 2023 5 .250 07/15/43 561,833
470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 489,438
165,000 Merrill Ranch Community Facilities District 2, Florence, Arizona,
General Obligation Bonds, Series 2017 - BAM Insured
5 .000 07/15/42 170,118
1,500,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019 4 .000 08/01/39 1,518,151
1,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 1,254,555
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 338,785
1,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,184,087
1,420,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 1,422,914

Portfolio of Investments November 30, 2024
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 375,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016
4 .000% 08/01/33 $ 380,228
405,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016
4 .000 08/01/35 409,438
760,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2018A
5 .000 08/01/42 801,076
4,900,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020
4 .000 08/01/50 4,866,000
275,000 Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024 - AGM
Insured
5 .000 07/01/43 298,543
510,000 Superstition Vistas Community Facilities District 1, Apache
Junction, Arizona, Special Assessment Revenue Bonds, Series
2023
6 .000 07/01/47 539,454
805,000 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series
2015
5 .000 07/01/30 814,233
1,150,000 Tartesso West Community Facility District, Buckeye, Arizona,
Limited Tax General Obligation Bonds, Series 2021 - AGM
Insured
4 .000 07/15/41 1,154,036
600,000 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series
2016
5 .000 07/01/31 618,926
750,000 Verrado District 1 Community Faciliites District, Buckeye, Arizona,
General Obligation Bonds, Series 2023 - BAM Insured
5 .000 07/15/43 806,458
885,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 893,544
275,000 Vistancia North Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2024 - AGM Insured
4 .375 07/15/49 277,074
1,090,000 (a) Vistancia West Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2016
5 .000 07/15/29 1,091,322
2,260,000 Yavapai County Jail District, Arizona, Pleged Revenue Obligation
Bonds, Series 2020 - BAM Insured
4 .000 07/01/40 2,270,154
840,000 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022
- BAM Insured
4 .250 07/15/42 859,872
TOTAL TAX OBLIGATION/LIMITED 35,746,026
TRANSPORTATION - 4.1%
670,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A
5 .000 07/01/40 674,344
1,315,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A
5 .000 07/01/45 1,321,972
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 1,551,073
2,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/47 2,030,203
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/32 1,075,784
500,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/38 531,645
TOTAL TRANSPORTATION 7,185,021
U.S. GUARANTEED - 0.8% (d)
250,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017, (Pre-
refunded 7/15/27) - AGM Insured
5 .000 07/15/32 264,630
145,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4 .000 08/01/33 147,653
155,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4 .000 08/01/35 157,836
880,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax
Revenue Bonds, Refunding Series 2017, (Pre-refunded 7/01/27)
5 .000 07/01/36 931,893
TOTAL U.S. GUARANTEED 1,502,012

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 18.9%
$ 1,000,000 Carefree Utilities Community Facilities District, Arizona, Water
System Revenue Bonds, Series 2021
4 .000% 07/01/51 $ 1,002,419
1,285,000 Central Arizona Water Conservation District, Arizona, Water
Delivery O&M Revenue Bonds, Series 2016
5 .000 01/01/35 1,308,630
1,500,000 City of Mesa, Arizona, Utility System Revenue Bonds, Series
2022C
5 .000 07/01/36 1,771,641
1,805,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien
Series 2022A
5 .000 07/01/41 2,004,690
790,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Refunding Subordinate Lien Series 2016 - AGM Insured
5 .000 07/01/45 807,195
1,500,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2020 - AGM Insured
4 .000 07/01/45 1,505,412
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 514,423
735,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/36 750,492
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/42 161,868
450,000 Lake Havasu City, Arizona, Wastewater System Revenue Bonds,
Refunding Senior Lien Series 2015A - AGM Insured
5 .000 07/01/36 454,356
1,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2020 3 .000 07/01/44 866,885
1,830,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2022A -
BAM Insured
5 .000 07/01/46 1,992,626
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 1,119,020
585,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Refunding Junior Lien Series 2014
5 .000 07/01/29 585,715
2,185,000 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Sustainability Series 2020A
5 .000 07/01/44 2,354,374
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 1,062,609
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 1,048,358
500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series 2015A
5 .000 12/01/36 503,940
1,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series 2015A
5 .000 12/01/45 1,008,430
1,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series 2016A
5 .000 01/01/38 1,034,065
4,500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/50 4,913,005
3,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5 .000 01/01/49 3,343,013
1,805,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 1,998,293
1,000,000 (e) Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/44 1,113,126
TOTAL UTILITIES 33,224,585
TOTAL MUNICIPAL BONDS
(Cost $170,201,827) 169,880,842
TOTAL LONG-TERM INVESTMENTS
(Cost $170,201,827) 169,880,842

Portfolio of Investments November 30, 2024
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.4%
X 4,200,000 MUNICIPAL BONDS - 2.4%   X –
HEALTH CARE - 2.4%
$ 4,200,000 (f) Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Refunding Variable Rate
Demand Series 2019B
3 .150% 02/01/48 $ 4,200,000
TOTAL HEALTH CARE 4,200,000
TOTAL MUNICIPAL BONDS
(Cost $4,200,000) 4,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,200,000) 4,200,000
TOTAL INVESTMENTS - 98.9%
(Cost $174,401,827) 174,080,842
OTHER ASSETS & LIABILITIES, NET - 1.1% 1,897,732
NET ASSETS - 100% $ 175,978,574
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $11,456,777 or 6.6% of Total Investments.
(b) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) When-issued or delayed delivery security.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Colorado
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.7%
X 494,427,323 MUNICIPAL BONDS - 96.7%   X –
CONSUMER DISCRETIONARY - 0.7%
$ 500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000% 12/01/29 $ 511,984
1,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 1,020,246
2,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,033,926
TOTAL CONSUMER DISCRETIONARY 3,566,156
EDUCATION AND CIVIC ORGANIZATIONS - 4.8%
720,000 Colorado Educational and Cultural Facilities Authority Charter
School Revenue Bonds, Monument Academy Charter School
Project, Refunding Series 2014
3 .625 10/01/29 711,335
2,000,000 (a) Colorado Educational and Cultural Facilities Authority
Education Revenue Bonds, Colorado, Rocky Mountain School of
Expeditionary Learning Project, Series 2019
5 .000 03/01/50 1,965,280
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 501,768
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .250 07/01/46 501,082
505,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 505,956
315,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Douglas County School District RE-1 -
DCS Montessori School, Refunding & Improvement Series 2012
4 .000 07/15/27 315,108
385,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 385,194
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 87,582
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 80,240
1,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, The Classical Academy Project,
Refunding Series 2015A
5 .000 12/01/38 1,000,489
750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7 .500 03/15/35 752,257
600,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Union Colony School Project, Series
2018
5 .000 04/01/38 619,341
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5 .000 12/15/45 1,002,873
500,000 Colorado Educational and Cultural Facilities Authority,
Independent School Revenue Bonds, Kent Denver School
Project, Series 2016
5 .000 10/01/36 513,713
255,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/49 254,983
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 978,929
1,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/35 1,009,997

Portfolio of Investments November 30, 2024
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000% 03/01/47 $ 3,073,725
400,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, West Ridge Academy Charter School, Refunding &
Improvement Series 2019
5 .000 06/01/49 400,089
1,500,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C
5 .250 12/01/53 1,655,021
1,335,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017A
4 .000 03/01/34 1,362,200
2,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 2,006,361
2,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Series 2015A
4 .000 03/01/35 2,003,077
1,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 991,229
2,000,000 University of Northern Colorado at Greeley, Institutional
Enterprise System Revenue Bonds, Refunding Series 2015A
5 .000 06/01/40 2,012,020
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 24,689,849
HEALTH CARE - 14.8%
1,760,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 1,895,871
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4 .000 11/15/43 992,413
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 980,613
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, (Mandatory Put
11/15/33)
5 .000 11/15/57 2,273,228
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2016A
4 .000 11/15/46 984,978
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A
5 .000 11/15/48 3,106,038
7,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2016A
5 .000 12/01/44 7,081,335
5,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 5,070,993
270,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 281,360
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 2,806,591
2,325,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)
5 .000 08/01/49 2,330,790
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/38 563,873
5,095,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 5,700,090
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 4,345,648
5,750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .250 12/01/54 6,313,360
2,150,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
4 .000 05/15/52 2,121,935
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000 05/15/52 2,145,255
8,055,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5 .000 05/15/54 8,602,595
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000 11/01/39 2,002,160
3,950,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/49 4,134,663
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/35 3,598,968

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,590,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000% 05/15/34 $ 1,604,474
1,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000 05/15/35 1,058,615
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5 .000 05/15/45 2,007,963
185,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5 .500 09/01/25 183,670
600,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5 .500 09/01/30 589,895
475,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2014A
5 .000 12/01/39 475,134
2,500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 2,511,794
TOTAL HEALTH CARE 75,764,302
HOUSING/MULTIFAMILY - 0.4%
215,000 Denver City & County Housing Authority, Colorado, Capital Fund
Program Revenue Bonds, Three Tower Rehabilitation, Series
2007 - AGM Insured, (AMT)
5 .200 11/01/27 215,315
2,000,000 Denver City and County Housing Authority, Colorado, Multifamily
Housing Revenue Bonds, Flo Senior Apartments Project,
Sustainability Green Series 2023A
4 .500 07/01/41 2,046,295
TOTAL HOUSING/MULTIFAMILY 2,261,610
LONG-TERM CARE - 1.4%
500,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 388,654
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/31 1,328,867
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 3,023,413
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Retirement Communities Inc., Refunding Series 2015A
5 .000 12/01/35 1,001,958
1,200,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,214,815
TOTAL LONG-TERM CARE 6,957,707
TAX OBLIGATION/GENERAL - 9.7%
2,000,000 Delta County Joint School District 50 Delta, Gunnison, Montrose
and Mesa Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 2,179,516
3,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2021
4 .000 12/01/41 3,063,390
4,625,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2022A
5 .000 12/01/45 5,072,322
480,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
4 .500 12/01/36 489,333
2,500,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
5 .000 12/01/45 2,575,428
3,585,000 Eagle, Garfield and Routt Counties School District RE50J,
Colorado, General Obligation Bonds, Series 2024
5 .000 12/01/43 4,005,791
1,220,000 El Paso County School District 20, Academy, Colorado, General
Obligation Bonds, Series 2017
4 .000 12/15/40 1,230,269
600,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
3 .250 12/01/29 601,853
440,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000 12/01/30 448,464
1,275,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000 12/01/31 1,298,769
3,000,000 Grand County School District 2 East Grand, Colorado, General
Obligation Bonds, Series 2022
4 .000 12/01/46 3,024,480

Portfolio of Investments November 30, 2024
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 655,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250% 12/01/34 $ 689,845
1,750,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250 12/01/37 1,825,517
3,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 3,258,454
2,000,000 Larimer and Weld Counties School District Re-5J, Colorado,
General Obligation Bonds, Series 2021
4 .000 12/01/40 2,030,419
750,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017
4 .000 12/01/35 761,422
1,390,000 Pueblo County School District 70, Pueblo Rural, Colorado,
General Obligation Bonds, Improvement Series 2021A
4 .000 12/01/32 1,468,421
1,140,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000 12/01/46 1,147,216
2,410,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 2,578,838
8,500,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 9,458,695
2,000,000 Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Series 2019 - AGM Insured
5 .000 12/01/43 2,095,765
TOTAL TAX OBLIGATION/GENERAL 49,304,207
TAX OBLIGATION/LIMITED - 35.5%
3,690,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 3,693,408
368,328 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4 .000 12/01/40 348,908
1,650,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5 .000 12/01/35 1,675,879
1,020,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible to
Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,084,031
1,275,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/41 1,432,539
1,335,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/42 1,495,296
593,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A
5 .000 12/01/40 593,852
500,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 496,084
2,000,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
4 .250 12/01/54 1,983,274
4,000,000 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax  Refunding Series 2024
4 .000 12/01/47 3,974,162
595,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 579,589
2,500,000 Bromley Park Metropolitan District No. 2, In the City of Brighton,
Adams and Weld Counties, Colorado, Senior General Obligation
Limited Tax Refunding Bonds, Series 2023 - BAM Insured
5 .375 12/01/53 2,746,076
1,020,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
5 .000 12/01/34 1,102,187
1,000,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
4 .000 12/01/47 973,086
250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .250 12/01/59 274,034
1,250,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 1,270,732

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,145,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000% 12/01/47 $ 1,124,510
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 520,894
480,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A
5 .000 06/01/37 480,431
1,725,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,738,181
2,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J
5 .250 03/15/42 2,077,032
1,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S
4 .000 03/15/41 1,012,431
10,000,000 Colorado State, Certificates of Participation, Higher Education
Health Sciences Facilities Series 2024A
4 .000 11/01/49 10,086,744
1,780,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/38 1,825,107
2,000,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Refunding Series 2015 - BAM Insured
5 .000 08/01/36 2,018,002
2,295,000 Copperleaf Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Refunding Convertible to
Unlimited Tax Series 2020 - BAM Insured
4 .000 12/01/45 2,234,263
750,000 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A
5 .000 12/01/49 731,721
1,250,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/49 1,243,350
2,500,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/54 2,466,637
1,000,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited
Tax General Obligation Bonds, Refunding Series 2018 - AGM
Insured
4 .000 12/01/45 970,813
2,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
4 .375 12/01/54 2,004,702
1,250,000 Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4 .000 12/01/44 1,255,889
920,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5 .250 12/01/45 921,758
1,185,000 Denver City and County School District 1, Colorado, Lease
Purchase Program Certificates of Participation, Series 2015B
5 .000 12/15/45 1,199,420
2,955,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Refunding & Improvement Series 2016A
5 .000 08/01/42 3,022,335
1,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/35 1,044,650
1,785,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/40 1,814,545
120,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 121,358
5,500,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5 .000 12/01/43 5,775,868
2,000,000 El Paso County School District 49 Falcon, Colorado, Certificates
of Participation, Series 2017B
5 .000 12/15/42 2,051,007
575,000 Erie Farm Metropolitan District, Erie, Boulder County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement, Series 2021 - AGM Insured
5 .000 12/01/41 624,214
1,000,000 Erie, Colorado, Certificates of Participation, Series 2010 5 .000 11/01/37 1,000,553

Portfolio of Investments November 30, 2024
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000% 12/01/38 $ 494,015
1,525,000 Foothills Park and Recreation District, Jefferson County,
Colorado, Lease Revenue Bonds, Certificates of Participation,
Series 2021
4 .000 12/01/33 1,601,025
890,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2022
6 .000 12/01/52 919,190
500,000 Future Legends Sports Park Business Improvement District,
Limited Tax General Obligation Bonds, Series 2022A and
Subordinate Limited Tax General Obligation Bonds, Series 2022B
6 .000 12/01/52 486,273
800,000 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A - BAM Insured
4 .500 12/01/45 806,749
600,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2022A - BAM
Insured
5 .500 12/01/47 648,783
10,420,000 Grand Junction, Colorado, General Fund Revenue Bonds, Series
2024
4 .125 03/01/54 10,462,326
675,000 Green Gables Metropolitan District 2, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding Improvement Senior Series 2023A - BAM
Insured
5 .125 12/01/53 709,593
315,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-1
6 .000 12/01/43 328,477
330,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 333,677
1,125,000 High Plains Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2017 - NPFG
Insured
5 .000 12/01/35 1,185,128
1,250,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
4 .250 12/01/54 1,243,723
380,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4 .125 12/01/40 359,112
460,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/42 477,504
2,000,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/46 2,068,636
1,330,000 Littleton Village Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Refunding
Series 2023 - AGM Insured
5 .000 12/01/53 1,386,937
825,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 841,739
1,805,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/41 1,830,495
1,000,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023 - AGM Insured
4 .250 12/01/48 1,015,962
650,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Refunding Bonds, Series 2017 - AGM Insured
5 .000 12/01/42 678,302
1,000,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5 .500 12/01/43 1,139,151
1,000,000 Monument, El Paso County,  Colorado, Certificate of Participation,
Series 2020 - AGM Insured
4 .000 12/01/40 1,011,616
494,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5 .500 12/01/44 495,321
570,000 Nexus North at DIA Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2021
5 .000 12/01/51 523,360

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 709,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625% 12/01/37 $ 711,076
1,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 1,014,634
4,000,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250 07/01/52 4,332,154
755,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/49 714,342
1,500,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement Series
2016
5 .000 12/01/36 1,521,793
2,380,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series 2015A
5 .000 12/01/45 2,398,003
1,650,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/36 1,681,164
1,258,000 (a) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023A
6 .500 08/01/53 1,320,339
2,500,000 (a) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 2,500,221
500,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5 .000 12/15/41 504,443
680,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Series 2024A
5 .875 12/15/46 741,014
500,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5 .000 12/01/46 534,791
1,550,000 Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2023A
4 .000 07/01/43 1,559,391
235,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 162,441
2,516,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,524,217
1,864,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,839,282
2,500,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 2,575,071
1,060,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/43 1,141,928
400,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5 .000 12/01/44 394,469
2,385,000 Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Series 2017B
4 .000 11/01/35 2,431,643
490,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5 .000 12/01/45 484,920
555,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/41 550,918
1,000,000 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle
Counties, Colorado, Certificates of Participation, Series 2023 -
BAM Insured
5 .000 12/15/43 1,071,085
1,000,000 Sand Creek Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2023 - AGM Insured
5 .000 12/01/37 1,108,311
1,995,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
General Obligation Bonds, Subordinate Series 2022 - AGM
Insured
4 .000 12/01/46 1,976,041
275,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Bonds, Series
2022 - AGM Insured
5 .000 12/01/52 291,193

Portfolio of Investments November 30, 2024
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 532,000 Silver Peaks Metropolitan District 3, Colorado, Limited Tax
Obligation Bonds, Senior Lien Series 2020A
5 .000% 12/01/50 $ 503,671
5,515,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Refunding Improvement Senior Series 2024A
4 .250 12/01/54 5,441,402
200,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
5 .000 12/01/37 202,108
350,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-2
5 .000 12/01/47 351,899
1,000,000 Southshore Metropolitan District 2 Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Improvement
Series 2020A-2 - BAM Insured
4 .000 12/01/46 986,201
495,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds, Series
2017A
5 .375 12/01/47 496,385
1,000,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
5 .000 12/01/49 982,509
750,000 Sterling Hills West Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding & Improvement
Series 2007
5 .000 12/01/39 777,211
415,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2020A
3 .375 12/01/30 401,454
595,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5 .500 12/01/42 602,745
615,000 (a) Sunset Parks Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2024A
5 .125 12/01/54 625,290
750,000 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/46 771,751
1,640,000 (a) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/40 1,672,776
770,000 Thornton Development Authority, Colorado, Tax Increment
Revenue Bonds, North Washington Street Corridor Project,
Refunding Series 2015
3 .250 12/01/28 770,056
2,000,000 Thornton, Colorado, Certificates of Participation, Series 2018 4 .000 12/01/39 2,038,472
3,000,000 Trailside Metropolitan District 4, Colorado, Limited Tax General
Obligation Bonds, Refunding and Improvement Series 2024A -
BAM Insured
4 .250 12/01/56 3,005,753
2,000,000 (a) Triview Metropolitan District 4, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Series 2018
5 .750 12/01/48 2,016,589
4,000,000 (a) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement
Series 2023A
6 .500 09/01/53 4,249,528
525,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/28 544,441
1,250,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/31 1,291,380
500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 506,095
105,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
3 .250 12/01/24 105,000
1,375,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
4 .000 12/01/33 1,284,007
400,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .000 12/01/35 400,777
1,190,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 1,198,401

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000% 12/01/41 $ 506,983
1,500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 1,486,657
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 1,001,954
600,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
4 .125 12/01/31 560,529
1,500,000 Westminster, Colorado, Certificates of Participation, Series 2015A 5 .000 12/01/35 1,525,003
1,000,000 Westminster, Colorado, Certificates of Participation, Series 2015A 4 .000 12/01/38 1,004,189
1,000,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
5 .000 12/01/30 1,016,866
1,595,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
4 .000 12/01/38 1,602,147
1,400,000 Whispering Pines Metropolitan District No.1, In the City of
Aurora, Colorado, Limited Tax Convertible to Unlimited Tax,
General Obligation Refunding Series 2023 - AGM Insured
5 .000 12/01/52 1,476,594
TOTAL TAX OBLIGATION/LIMITED 181,628,353
TRANSPORTATION - 9.1%
1,000,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 1,000,084
500,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5 .750 01/01/44 500,459
3,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/25 3,042,661
2,115,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 2,179,158
1,995,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/39 2,152,306
3,340,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/41 3,573,817
3,585,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/53 3,920,524
500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 542,151
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 1,125,384
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/53 1,051,647
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,092,891
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/30 1,082,633
8,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
4 .000 12/01/43 7,926,407
8,305,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 8,568,729
1,905,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .250 12/01/43 1,982,878
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/37 1,058,589
500,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 500,141
480,000 Eagle County Air Terminal Corporation, Colorado, Airport
Terminal Project Revenue Bonds, Refunding Series 2011A, (AMT)
6 .000 05/01/27 480,607
1,215,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/32 1,247,357
1,275,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/33 1,308,136

Portfolio of Investments November 30, 2024
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000% 12/01/34 $ 1,025,142
TOTAL TRANSPORTATION 46,361,701
U.S. GUARANTEED - 5.5% (b)
150,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2016C,
(Pre-refunded 12/15/26)
4 .000 12/15/34 154,097
50,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 52,727
1,585,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 1,671,461
3,535,000 Colorado Health Facilities Authority, Colorado, Hospital Revenue
Bonds, NCMC Inc., Series 2016, (Pre-refunded 5/15/26)
4 .000 05/15/32 3,584,326
450,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5 .000 06/01/35 454,350
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5 .000 06/01/45 3,028,997
3,430,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-refunded
9/01/25)
5 .000 09/01/31 3,480,078
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-refunded
9/01/25)
4 .000 09/01/34 1,324,566
1,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 1,345,944
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/34 525,568
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 525,568
1,200,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/41 1,243,294
6,000,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 6,216,471
1,000,000 Metropolitan State University of Denver, Colorado, Institutional
Enterprise Revenue Bonds, Aerospace and Engineering Sciences
Building Project, Series 2016, (Pre-refunded 12/01/25)
4 .000 12/01/40 1,010,862
3,410,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2017A-2, (Pre-refunded 6/01/28)
4 .000 06/01/36 3,562,122
TOTAL U.S. GUARANTEED 28,180,431
UTILITIES - 14.8%
1,000,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/37 1,025,072
1,845,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/38 1,890,472
13,130,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/47 14,167,569
3,550,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/52 3,830,613
500,000 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020 - BAM Insured
4 .000 08/01/50 491,819
4,435,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B
5 .250 11/15/52 4,896,027
3,270,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 3,664,722
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/53 4,450,019
8,200,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2024A
5 .250 11/15/54 9,192,080

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Refunding Series 2015A
4 .000% 11/15/35 $ 502,530
1,000,000 Colorado Water Resources and Power Development Authority,
Water Resources Revenue Bonds, City of Sterling Wastewater
Utility Enterprise Project, Series 2023A - AGM Insured
5 .000 09/01/48 1,083,241
680,000 Colorado Water Resources and Power Development Authority,
Water Resources Revenue Bonds, Steamboat Springs Utilities
Fund, Series 2011B
4 .125 08/01/26 681,017
7,000,000 Denver City and County Board of Water Commissioners,
Colorado, Water Revenue Bonds, Series 2022A
5 .000 12/15/52 7,633,206
2,000,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, Enterprise Wastewater Revenue Bonds, Improvement
Series 2020A - AGM Insured
4 .000 12/01/49 2,002,265
1,000,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Improvement Series
2019A
4 .000 11/15/38 1,022,295
650,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
5 .000 11/15/32 661,388
1,500,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
4 .000 11/15/35 1,507,310
500,000 Erie, Boulder and Weld Counties, Colorado, Water Enterprise
Revenue Bonds, Refunding Series 2015
3 .000 12/01/29 500,324
1,140,000 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding
& Improvement Series 2017 - AGM Insured
4 .000 12/01/42 1,147,124
2,180,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021 -
AGM Insured
4 .000 12/01/51 2,147,874
1,000,000 Loveland, Colorado, Electric and Communications Enterprise
Revenue Bonds, Series 2019A
5 .000 12/01/44 1,050,123
8,805,000 Parker Water and Sanitation District, Douglas County, Colorado,
Water and Sewer Enterprise Revenue Bonds, Refunding &
Improvement Series 2022
4 .000 11/01/47 8,881,016
1,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 1,142,325
135,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 165,813
2,000,000 Upper Eagle Regional Water Authority, Eagle County, Colorado,
Water Revenue Bonds, Refunding & Improvement Series 2020 -
AGM Insured
4 .000 12/01/50 1,976,763
TOTAL UTILITIES 75,713,007
TOTAL MUNICIPAL BONDS
(Cost $484,440,487) 494,427,323
TOTAL LONG-TERM INVESTMENTS
(Cost $484,440,487) 494,427,323
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%
X 9,535,000 MUNICIPAL BONDS - 1.9%   X –
HOUSING/SINGLE FAMILY - 1.9%
$ 9,535,000 (c) Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Adjustable Rate Series 2001-AA2
2 .800 05/01/31 $ 9,535,000
TOTAL HOUSING/SINGLE FAMILY 9,535,000
TOTAL MUNICIPAL BONDS
(Cost $9,535,000) 9,535,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,535,000) 9,535,000
TOTAL INVESTMENTS - 98.6%
(Cost $493,975,487) 503,962,323
OTHER ASSETS & LIABILITIES, NET - 1.4% 7,232,989
NET ASSETS - 100% $ 511,195,312

Portfolio of Investments November 30, 2024
(continued)
Colorado

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $24,475,175 or 4.9% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Maryland
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
X 279,801,037 MUNICIPAL BONDS - 98.8%   X –
CONSUMER DISCRETIONARY - 1.9%
$ 715,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000% 09/01/34 $ 724,245
4,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 4,024,183
1,000,000 (a) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5 .000 12/01/31 648,750
TOTAL CONSUMER DISCRETIONARY 5,397,178
CONSUMER STAPLES - 1.6%
400,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 402,125
1,005,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 1,001,922
425,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 434,606
1,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,020,551
1,900,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 1,782,680
TOTAL CONSUMER STAPLES 4,641,884
EDUCATION AND CIVIC ORGANIZATIONS - 5.5%
1,000,000 Chestertown, Maryland, Economic Development Project Revenue
Bonds, Washington College, Refunding Series 2021A
4 .000 03/01/36 961,461
1,500,000 (b) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5 .000 09/01/45 1,456,514
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2017A
5 .000 07/01/37 505,934
645,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School, Series
2022A
5 .500 05/01/52 647,060
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5 .000 07/01/38 500,062
2,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4 .250 07/01/41 2,625,128
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2014
4 .000 10/01/39 500,005
700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5 .000 06/01/33 710,049
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2024
5 .500 06/01/47 2,136,724
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4 .000 06/01/38 974,129
2,010,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4 .000 06/01/46 1,878,881
1,100,000 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis
2019
4 .000 09/01/43 1,102,505
1,500,000 University of Maryland, Auxiliary Facility and Tuition Revenue
Bonds, Refunding Series 2021A
4 .000 04/01/51 1,492,954
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 15,491,406
ENERGY - 1.5%
4,260,000 Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore
Facility, Refunding Series 2010
5 .750 09/01/25 4,291,531
TOTAL ENERGY 4,291,531
HEALTH CARE - 20.7%
660,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
4 .000 07/01/32 660,612
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
4 .250 07/01/35 1,650,683
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
5 .000 07/01/40 2,007,233

Portfolio of Investments November 30, 2024
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series 2015
5 .000% 07/01/45 $ 1,003,317
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/34 1,025,132
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/38 510,061
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 91,578
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/38 1,268,001
440,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4 .000 07/01/42 412,583
1,680,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/51 1,534,732
1,600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/36 1,644,484
2,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 2,054,168
2,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue Series 2023
5 .250 07/01/53 2,817,583
740,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3 .250 07/01/39 632,187
175,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
4 .000 07/01/40 172,909
20,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
4 .000 07/01/45 19,316
1,165,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series 2021A
3 .000 07/01/46 979,706
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .000 07/01/54 1,080,480
2,080,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 2,286,740
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
4 .000 07/01/41 1,244,860
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 507,554
1,015,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4 .125 07/01/47 1,015,509
1,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Medstar Health Issue, Series 2013B
5 .000 08/15/38 1,021,049
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/42 2,063,285
7,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 7,821,152
1,560,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue, Series
2020A
5 .000 07/01/34 1,671,562
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue, Series
2020A
4 .000 07/01/48 1,914,125
2,075,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5 .000 12/01/46 2,127,031
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5 .000 07/01/39 2,593,033
4,750,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020B
4 .000 04/15/45 4,733,637
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020B
4 .000 04/15/50 1,959,958
7,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4 .000 12/01/44 7,003,015

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
5 .000% 12/01/44 $ 1,003,644
TOTAL HEALTH CARE 58,530,919
HOUSING/MULTIFAMILY - 11.9%
2,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5 .000 06/01/44 2,000,943
2,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600 06/01/29 1,786,767
640,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Gateway Village Apartments, Series 2016
4 .000 06/01/46 609,500
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Orchard Meadows Apartments, Series 2024
5 .000 12/01/43 3,201,399
1,655,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5 .000 10/01/28 1,657,315
1,310,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021A
2 .200 07/01/41 984,430
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021B
2 .100 01/01/41 741,151
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021C
2 .600 01/01/42 776,140
935,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2000A
2 .600 07/01/40 770,604
1,430,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2014D
4 .000 07/01/45 1,381,114
235,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2017C
3 .550 07/01/42 219,017
1,480,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2018A
3 .950 07/01/43 1,469,870
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2020E
2 .150 07/01/40 760,224
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Green Series 2024B
4 .600 07/01/49 1,020,780
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Taxable Series 2019D
3 .200 07/01/44 873,047
1,750,000 Maryland Community Development Administration, Department
of Housing and Community Development, Multifamily
Development Revenue Bonds, Marlborough Apartments, Series
2014I
3 .450 12/15/31 1,750,021
1,000,000 Maryland Economic Development Corporation, Senior Revenue
Bonds, Provident Group - Towson Place Properties LLC Project,
Series 2024A-1
5 .000 06/01/39 1,037,534
575,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/32 589,128
1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Senior Series
2022
6 .000 07/01/58 1,114,425
200,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
4 .000 07/01/40 194,910
1,150,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
5 .000 07/01/50 1,185,337
500,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series
2013
5 .000 06/01/34 500,161

Portfolio of Investments November 30, 2024
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 770,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012
5 .000% 07/01/27 $ 770,546
255,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland - Baltimore Project,
Refunding Senior Lien Series 2015
5 .000 07/01/31 256,630
475,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland - Baltimore Project,
Refunding Senior Lien Series 2015
5 .000 07/01/35 477,711
1,140,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County
Project, Refunding Series 2016 - AGM Insured
3 .600 07/01/35 1,118,881
2,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Leonardtown Series 2024 - AGM Insured
5 .000 07/01/54 2,112,214
1,145,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016 - AGM Insured
5 .000 06/01/31 1,171,917
520,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016 - AGM Insured
5 .000 06/01/43 526,955
1,250,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3 .650 07/01/34 1,236,569
750,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021B
2 .250 07/01/41 569,203
1,000,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021C
2 .200 07/01/36 832,586
TOTAL HOUSING/MULTIFAMILY 33,697,029
HOUSING/SINGLE FAMILY - 3.4%
2,500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2014C
3 .200 09/01/28 2,499,077
2,500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019B
3 .200 09/01/39 2,279,688
725,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3 .000 03/01/42 635,959
1,430,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
2 .000 09/01/43 960,150
500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2 .100 09/01/41 373,593
2,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2 .450 09/01/41 1,575,111
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Social Series 2024C
4 .500 09/01/44 1,019,904
420,000 Montgomery County Housing Opportunities Commission,
Maryland, Program Revenue Bonds, Series 2019C, (AMT)
3 .300 07/01/39 389,088
TOTAL HOUSING/SINGLE FAMILY 9,732,570
LONG-TERM CARE - 4.5%
1,000,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
5 .000 01/01/37 1,010,458
1,750,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2020
4 .000 01/01/45 1,650,402
2,000,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village
Inc Facility, Series 2020
4 .000 01/01/50 1,884,157

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,200,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000% 01/01/33 $ 1,232,315
1,250,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5 .000 04/01/44 1,194,703
700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/36 715,766
835,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/45 847,247
575,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/30 584,317
950,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/32 963,836
100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/37 101,048
1,500,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/42 1,501,141
1,100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/47 1,069,256
TOTAL LONG-TERM CARE 12,754,646
TAX OBLIGATION/GENERAL - 11.1%
2,630,000 Baltimore County, Maryland, General Obligation Bonds,
Metropolitan District 84th Issue, Series 2023
5 .000 03/01/43 2,940,319
1,000,000 Baltimore County, Maryland, General Obligation Bonds,
Metropolitan District Refunding Series 2024A
5 .000 07/01/38 1,172,086
2,040,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C
0 .000 08/01/32 1,545,684
1,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2020A
4 .000 08/15/39 1,027,703
1,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2017A
5 .000 03/15/31 1,047,977
1,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2018A
5 .000 03/15/29 1,073,151
5,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2024A
5 .000 06/01/37 5,842,936
1,500,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2019A
3 .000 11/01/37 1,405,100
5,645,000 Murrieta Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2006 Series 2008
- AGM Insured
0 .000 09/01/32 4,406,584
2,000,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2024A
5 .000 08/01/39 2,318,822
499,309 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .375 07/01/25 504,943
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,079,505
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,385,929
1,155,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2023
5 .000 06/01/39 1,319,711
2,000,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5 .000 06/01/38 2,327,736
6,220,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0 .000 08/15/49 1,948,291
TOTAL TAX OBLIGATION/GENERAL 31,346,477

Portfolio of Investments November 30, 2024
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 17.4%
$ 1,000,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .375% 06/01/36 $ 995,749
425,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .000 09/01/27 426,251
460,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .500 09/01/33 461,880
1,220,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5 .000 09/01/38 1,233,510
755,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .000 06/01/36 760,350
1,300,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3 .500 06/01/39 1,178,807
250,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3 .700 06/01/39 224,139
3,150,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
5 .000 06/01/51 3,196,776
380,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4 .000 07/01/29 378,413
334,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5 .000 07/01/36 341,150
74,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A - RAAI
Insured
5 .700 07/01/29 74,138
1,010,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/38 1,015,599
500,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/39 502,729
315,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B
4 .000 07/01/40 305,463
55,000 (b) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4 .000 07/01/50 50,881
1,725,000 (b) Frederick County, Maryland, Special Tax Limited Obligation
Bonds, Jefferson Technology Park Project, Refunding Series
2020A
5 .000 07/01/43 1,760,013
170,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3 .750 07/01/39 156,461
100,000 (b) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 99,956
1,015,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 1,038,232
500,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 502,679
750,000 Howard County, Maryland, Special Obligation Bonds, Annapolis
Junction Town Center Project, Series 2024
5 .000 02/15/44 805,711
600,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .125 02/15/34 592,038
550,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .375 02/15/39 541,020
1,285,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5 .000 07/01/34 1,274,307
790,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .500 07/01/44 761,645
3,000,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4 .000 09/01/50 2,635,815
965,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
5 .000 06/01/34 1,093,661
3,000,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2024
5 .000 06/01/54 3,279,785

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,250,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016
5 .000% 05/01/33 $ 1,280,484
2,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/36 2,109,782
1,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/47 1,036,322
1,500,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0 .000 05/01/51 455,820
1,500,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0 .000 05/01/52 434,884
575,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 603,838
525,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 526,888
2,000,000 Prince George's County, Maryland, Certificates of Participation,
University of Maryland Capital Region Medical Center, Series
2018
5 .000 10/01/38 2,122,772
322,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5 .250 07/01/35 322,319
55,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 49,982
54,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 45,447
70,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 54,351
78,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 55,709
2,610,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 648,271
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,000,946
4,965,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,987,411
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 500,004
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 2,960
47,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 47,097
1,000,000 (b) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015
5 .000 09/01/33 1,005,901
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 1,011,154
500,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 525,381
3,250,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/46 3,266,787
1,500,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 1,656,014
TOTAL TAX OBLIGATION/LIMITED 49,437,682

Portfolio of Investments November 30, 2024
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 10.9%
$ 120,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000% 07/01/33 $ 123,780
425,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/34 437,825
1,500,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2021B, (AMT)
5 .000 08/01/46 1,566,767
2,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2021B, (AMT)
4 .000 08/01/51 1,914,227
3,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2024A, (AMT)
5 .250 08/01/49 3,264,141
2,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2024A, (AMT)
5 .250 08/01/54 2,162,001
800,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series 2019A,
(AMT)
5 .000 06/01/44 825,285
1,940,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/35 2,021,396
1,500,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4 .000 07/01/44 1,406,557
1,500,000 Maryland Economic Development Corporation, Economic
Development Revenue Bonds, Annapolis Mobility and Resilience
Project, Senior Series 2022A
5 .250 06/30/53 1,581,532
500,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/38 459,662
305,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/58 245,179
1,275,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A
5 .000 06/01/58 1,297,438
2,915,000 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series
2022B, (AMT)
5 .250 06/30/52 3,058,182
2,000,000 Maryland Transportation Authority, Passenger Facility Charge
Revenue Bonds, Baltimore/Washington Internatonal Thurgood
Marshall Airport Project, Series 2019, (AMT)
4 .000 06/01/39 2,000,019
565,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5 .000 07/01/43 632,976
1,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5 .000 07/01/46 1,073,134
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5 .000 07/01/51 3,195,067
40,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 40,067
340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 340,428
1,260,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 1,045,979
2,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 2,068,148
TOTAL TRANSPORTATION 30,759,790

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 3.0% (c)
$ 395,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding
Series 1998A - FGIC Insured, (ETM)
5 .000% 07/01/28 $ 409,462
665,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5 .000 07/01/27 681,726
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (Pre-
refunded 7/01/25)
4 .000 07/01/35 1,005,402
750,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (Pre-
refunded 7/01/25)
5 .000 07/01/40 758,332
315,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/36 325,116
235,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/42 242,547
1,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016, (Pre-refunded 5/01/26)
5 .000 05/01/35 1,031,388
2,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016, (Pre-refunded 5/01/26)
5 .000 05/01/41 2,062,776
1,500,000 Washington County County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019B,
(Pre-refunded 1/01/29)
5 .000 01/01/30 1,625,470
780,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B, (Pre-refunded
8/15/25)
0 .000 08/15/49 282,754
TOTAL U.S. GUARANTEED 8,424,973
UTILITIES - 5.4%
2,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Refunding Series 2022A
5 .250 07/01/47 2,195,844
1,500,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series
2019A
5 .000 07/01/49 1,571,454
1,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5 .000 07/01/44 1,502,186
2,000,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 2,055,799
2,150,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 2,276,204
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/27 513,199
2,000,000 Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode,
Refunding Series 2006B, (Mandatory Put 4/03/28)
4 .100 10/01/36 2,056,457
1,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/30 1,060,858
2,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 2,062,951
TOTAL UTILITIES 15,294,952
TOTAL MUNICIPAL BONDS
(Cost $280,846,747) 279,801,037
TOTAL LONG-TERM INVESTMENTS
(Cost $280,846,747) 279,801,037
OTHER ASSETS & LIABILITIES, NET - 1.2% 3,270,685
NET ASSETS - 100% $ 283,071,722

Portfolio of Investments November 30, 2024
(continued)
Maryland

(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $14,929,183 or 5.3% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
New Mexico
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.0%
X 68,705,523 MUNICIPAL BONDS - 97.0%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 6.8%
$ 2,235,000 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding
Series 2020
4 .000% 09/01/40 $ 2,240,752
685,000 New Mexico Institute of Mining and Technology, Revenue Bonds,
Series 2019 - AGM Insured
4 .000 12/01/37 693,346
535,000 New Mexico State University, Revenue Bonds, Refunding &
Improvement Series 2017A
5 .000 04/01/42 551,544
1,000,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .250 06/01/49 1,106,387
200,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .500 06/01/53 223,751
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 4,815,780
HEALTH CARE - 11.7%
500,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
4 .000 02/01/50 494,021
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 959,202
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4 .000 08/01/36 1,008,517
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4 .000 08/01/46 982,767
1,010,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
5 .000 08/01/46 1,038,021
240,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
5 .000 08/01/44 252,986
1,300,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
4 .000 08/01/48 1,264,574
1,500,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4 .000 06/01/34 1,483,548
785,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4 .000 06/01/35 768,540
TOTAL HEALTH CARE 8,252,176
HOUSING/MULTIFAMILY - 1.4%
1,000,000 New Mexico Mortgage Finance Authority, Multifamily Housing
Revenue Bonds, St Anthony, Series 2007A, (AMT)
5 .250 09/01/42 1,002,396
TOTAL HOUSING/MULTIFAMILY 1,002,396
HOUSING/SINGLE FAMILY - 4.4%
295,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .875 07/01/43 290,637
1,380,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019C
3 .600 07/01/44 1,278,634
745,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2 .300 07/01/46 528,734
115,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .250 07/01/46 78,748
1,235,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2022A
2 .550 09/01/42 974,684
TOTAL HOUSING/SINGLE FAMILY 3,151,437
LONG-TERM CARE - 1.9%
1,365,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2012
5 .000 05/15/42 1,365,331
TOTAL LONG-TERM CARE 1,365,331

Portfolio of Investments November 30, 2024
(continued)
New Mexico

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 8.0%
$ 1,000,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
School Building Series 2018
5 .000% 08/01/36 $ 1,060,019
2,400,000 Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Limited Tax Series 2023
4 .000 08/15/37 2,470,919
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 953,827
515,000 Silver City Consolidated School District 1, Grant County, New
Mexico, General Obligation Bonds, School Building Series 2017
4 .000 08/01/37 517,890
675,000 Silver Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds,  School Building Series 2019
4 .000 08/01/37 692,073
TOTAL TAX OBLIGATION/GENERAL 5,694,728
TAX OBLIGATION/LIMITED - 33.8%
1,195,000 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015A
5 .000 07/01/37 1,205,879
755,000 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B
5 .000 07/01/41 834,893
825,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5 .300 10/01/53 831,989
765,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue
Bonds, Series 1996B - NPFG Insured
5 .700 04/01/27 797,431
415,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 415,130
200,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5 .750 10/01/44 192,338
600,000 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015 - BAM Insured
4 .000 08/01/35 600,620
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 502,018
780,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 784,180
1,000,000 Los Diamantes Public Improvement District, New Mexico,
Revenue Bonds, Rio Rancho Special Levy Improvement Series
2024 - BAM Insured
4 .125 10/01/53 996,353
125,000 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax
Revenue Bonds, Improvment Series 2016
3 .000 04/01/41 112,605
500,000 Lower Petroglyphs Public Improvements District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2018
5 .000 10/01/38 500,244
230,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 239,512
675,000 McKinley County, New Mexico, Gross Receipts Revenue Bonds,
Tax Improvement Series 2023 - BAM Insured
4 .250 06/01/47 678,612
805,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .000 10/01/33 805,043
1,000,000 Montecito Estates Public Improvement District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2016
4 .000 10/01/37 1,012,000
3,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 1,304,322
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,000,946
700,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 701,436
770,000 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2017
4 .000 08/01/34 784,038
970,000 Saltillo Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2018 - BAM
Insured
4 .000 10/01/37 984,590
1,015,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2015B
5 .000 06/15/33 1,016,272
1,575,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6 .000 02/01/27 1,628,665

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Senior Lien Series 2018A
5 .000% 06/01/36 $ 533,993
400,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Senior Lien Series 2018A
5 .000 06/01/37 426,421
1,000,000 Ventana West Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2015 - BAM Insured
4 .000 08/01/33 1,006,220
1,760,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,776,992
1,000,000 Volterra Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2024 - BAM
Insured
4 .000 10/01/43 1,000,461
5,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
3 .750 05/01/28 4,974
500,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
4 .000 05/01/33 486,598
760,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8 .000 05/01/40 744,002
TOTAL TAX OBLIGATION/LIMITED 23,908,777
TRANSPORTATION - 2.1%
1,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/49 1,475,909
TOTAL TRANSPORTATION 1,475,909
U.S. GUARANTEED - 3.7% (b)
1,000,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, (Pre-refunded 11/01/25)
5 .000 11/01/29 1,018,248
1,550,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2015A, (Pre-
refunded 8/01/25)
5 .000 08/01/44 1,566,848
TOTAL U.S. GUARANTEED 2,585,096
UTILITIES - 23.2%
1,000,000 Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2017
5 .000 07/01/32 1,051,401
1,970,000 Albuquerque, New Mexico, Refuse Removal and Disposal
Revenue Bonds, Series 2020
4 .000 07/01/43 1,982,285
750,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 774,210
1,015,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/36 1,036,393
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5 .000 10/01/44 530,164
550,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/35 618,211
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2016F
5 .000 06/01/41 1,020,301
450,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2018D
5 .000 06/01/37 477,648
975,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2020B
3 .000 06/01/40 899,099
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2022C
5 .000 06/01/42 1,103,626
1,305,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023A-1
5 .000 06/01/41 1,461,576
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023B
5 .250 06/01/48 1,111,627
715,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2024A
5 .000 06/15/44 797,568
800,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 850,087
705,000 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017 - BAM Insured
5 .000 06/01/37 723,253

Portfolio of Investments November 30, 2024
(continued)
New Mexico

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 Santa Fe, New Mexico, Net Wastewater Utility System
Environmental Services Gross Receipts Tax Improvement
Revenue Bonds, Climate Certified Green Series 2019
4 .000% 06/01/37 $ 510,696
1,500,000 Santa Fe, New Mexico, Water Utility System Revenue Bonds,
Refunding Series 2016
4 .000 06/01/39 1,505,748
TOTAL UTILITIES 16,453,893
TOTAL MUNICIPAL BONDS
(Cost $69,147,312) 68,705,523
TOTAL LONG-TERM INVESTMENTS
(Cost $69,147,312) 68,705,523
OTHER ASSETS & LIABILITIES, NET - 3.0% 2,136,530
NET ASSETS - 100% $ 70,842,053
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,085,661 or 3.0% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Pennsylvania
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.4%
X 403,825,086 MUNICIPAL BONDS - 94.3%   X –
CONSUMER STAPLES - 0.4%
$ 1,345,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Paper Project,
Series 2001, (AMT)
5 .375% 03/01/31 $ 1,505,798
TOTAL CONSUMER STAPLES 1,505,798
EDUCATION AND CIVIC ORGANIZATIONS - 13.9%
2,195,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series
2020A
5 .000 02/01/30 2,435,845
730,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016
5 .000 10/15/34 722,678
480,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017
5 .000 10/15/37 464,052
1,800,000 Allegheny County Higher Education Building Authority,
Pennsylvania, University Revenue Bonds, Duquesne University,
Series 2024
5 .000 03/01/42 1,981,640
2,600,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, George School Project, Series 2019
3 .000 09/15/49 2,142,755
1,205,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series 2016
5 .125 03/15/36 1,223,192
305,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
5 .000 12/15/47 306,499
785,000 Crawford County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, Allegheny College, Series 2016
3 .000 05/01/34 697,747
220,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 218,848
3,715,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Villanova University, Series 2015
5 .000 08/01/45 3,740,645
1,430,000 Erie Higher Education Building Authority, Pennsylvania, Revenue
Bonds, Gannon University, Series 2016
4 .000 05/01/46 1,268,167
290,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .125 05/01/34 260,552
210,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .250 05/01/36 185,964
355,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .500 05/01/41 298,857
1,095,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2017
4 .000 11/01/40 1,072,311
995,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series
2023
7 .000 06/01/53 1,089,626
1,920,000 Lycoming County Authority, Pennsylvania, Revenue Bonds,
Pennsylvania College of Technology, Series 2016
3 .000 10/01/37 1,742,305
1,250,000 McCandless IDA, University Revenue Bonds, Series A and B of
2022, La Roche University
6 .750 12/01/46 1,234,498
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Germantown Academy Project,
Series 2021A
4 .000 10/01/41 917,544
1,000,000 Northampton County General Purpose Authority, Pennsylvania,
Higher Education Revenue Bonds, Lehigh University, Series
2024A
5 .000 11/15/34 1,176,544
1,060,000 Northampton County General Purpose Authority, Pennsylvania,
Revenue Bonds, Lafayette College, Refunding Series 2018
4 .000 11/01/38 1,071,381
425,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024
5 .000 08/01/49 465,015
1,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024
4 .000 08/01/54 1,003,459

Portfolio of Investments November 30, 2024
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,390,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2020A, (AMT)
2 .450% 06/01/41 $ 2,072,828
1,160,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2021A, (AMT)
2 .625 06/01/42 1,052,016
495,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2023A, (AMT)
4 .000 06/01/44 481,570
630,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
2 .625 11/01/31 555,399
690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
3 .000 11/01/42 517,295
250,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
5 .000 11/01/46 249,144
815,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Bryn Mawr College, Refunding Series 2014
5 .000 12/01/38 815,735
670,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Bryn Mawr College, Refunding Series 2014
5 .000 12/01/44 670,460
1,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Bryn Mawr College, Series 2019
4 .000 12/01/48 1,000,136
450,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Drexel University, Refunding Series 2016
4 .000 05/01/36 437,665
300,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
4 .000 05/01/32 255,145
1,240,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 989,539
240,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 218,039
1,200,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 1,199,981
1,405,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/36 1,408,923
2,350,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
4 .000 07/15/51 2,005,917
1,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/48 1,111,984
5,000,000 Pennsylvania State University, Revenue Bonds, Series 2024 5 .000 09/01/49 5,508,306
1,030,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/37 870,790
2,020,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Refunding
Series 2020A
4 .000 11/01/45 1,955,895
2,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Series 2022
5 .500 11/01/60 2,191,794
2,455,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Temple University, First Series 2015
5 .000 04/01/45 2,462,348
852,581 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017
5 .000 03/15/45 511,548
835,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2016
5 .000 11/01/37 849,375
1,895,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 1,710,085
2,090,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 1,869,626
665,000 Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds,
University of Scranton, Series 2015A
5 .000 11/01/32 673,097
260,000 Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds,
University of Scranton, Series 2015A
5 .000 11/01/33 263,037
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 59,627,801

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 17.1%
$ 1,205,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000% 04/01/44 $ 1,168,020
6,490,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 6,327,018
403,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 437,048
5,409,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 5,386,905
2,702,000 (c) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 1,950,818
847,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 879,150
5,715,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2021 - BAM Insured
3 .000 08/15/53 4,489,993
2,400,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 2,365,781
1,130,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B
4 .000 12/01/51 1,090,040
655,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/36 662,829
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 1,010,225
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/47 979,345
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2019
4 .000 11/01/49 967,135
965,000 Dauphin County General Authority, Pennsylvania, Health System
Revenue Bonds, Pinnacle Health System Project, Refunding
Series 2016A
3 .000 06/01/33 920,017
1,370,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
5 .000 07/01/49 1,410,014
1,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2014A
5 .000 06/01/41 1,001,821
2,625,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1
5 .000 02/15/45 2,677,036
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/38 1,066,908
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 1,036,082
1,730,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Refunding Series 2016B
5 .000 08/15/46 1,758,432
1,195,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 1,220,302
415,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
3 .000 11/01/36 358,729
3,435,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/46 3,174,962
1,950,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Series 2021A
4 .000 11/01/41 1,903,046
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/38 1,001,892
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/48 1,027,463
1,605,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019 - BAM Insured
4 .000 09/01/44 1,571,963

Portfolio of Investments November 30, 2024
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 625,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000% 09/01/49 $ 599,083
1,600,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
4 .000 05/01/56 1,501,953
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4 .000 05/01/56 1,930,553
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 1,041,430
3,000,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2024A-1 - AGM Insured
5 .000 08/15/49 3,293,108
2,750,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020A
4 .000 04/15/50 2,694,942
2,215,000 Pennsylvania HIgher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Refunding Series 2015A
5 .250 09/01/50 2,225,045
1,230,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250 11/01/51 1,226,035
1,690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 1,640,913
2,500,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Hospital Revenue Bonds, The Children's Hospital of Philadelphia,
Series 2024A
5 .250 07/01/49 2,781,362
555,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/30 571,068
3,340,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 3,396,540
1,705,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Refunding Series 2023A
5 .000 06/01/34 1,953,009
700,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4 .000 07/01/37 675,372
TOTAL HEALTH CARE 73,373,387
HOUSING/MULTIFAMILY - 0.4%
650,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student
Housing Project at Clarion University, Series 2014A
5 .000 07/01/45 650,168
1,000,000 (b) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 1,012,359
100,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University Properties Inc. Student Housing Project at East
Stroudsburg University of Pennsylvania, Series 2016A
5 .000 07/01/35 97,399
166,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A
5 .625 07/01/35 169,312
TOTAL HOUSING/MULTIFAMILY 1,929,238
HOUSING/SINGLE FAMILY - 12.7%
660,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2015-117B
3 .900 10/01/35 659,990
1,220,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-119
3 .500 10/01/36 1,179,718
3,600,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .200 04/01/40 3,304,998
1,485,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .100 10/01/36 1,390,286
5,820,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 5,305,141

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 1,520,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450% 10/01/32 $ 1,515,439
2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 1,973,764
180,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125B
3 .700 10/01/47 161,358
6,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
3 .350 10/01/45 5,320,189
4,025,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
3 .000 10/01/46 3,220,471
1,405,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 1,106,005
5,255,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .500 10/01/45 3,996,568
1,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2021-136
2 .550 10/01/51 873,545
5,320,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
1 .850 04/01/36 4,095,404
3,145,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .050 04/01/41 2,300,327
2,430,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .100 10/01/43 1,729,339
3,040,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .250 10/01/41 2,300,862
3,935,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .375 10/01/46 2,839,134
4,425,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .500 10/01/50 2,996,241
2,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .600 04/01/46 1,695,105
1,665,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-138A
3 .000 04/01/42 1,413,424
1,500,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .150 10/01/42 1,498,299
2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A
4 .900 10/01/46 2,073,786
1,335,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A
4 .600 10/01/49 1,362,934
TOTAL HOUSING/SINGLE FAMILY 54,312,327
INDUSTRIALS - 1.3%
250,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10 .000 12/01/40 25
250,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 25
2,525,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 2,534,420
3,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2011, (AMT), (Mandatory Put 7/01/27)
4 .250 07/01/41 3,028,395
TOTAL INDUSTRIALS 5,562,865
LONG-TERM CARE - 7.7%
1,510,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/42 1,524,172
90,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 75,922
860,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000 12/01/51 594,013

Portfolio of Investments November 30, 2024
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 3,440,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000% 12/01/44 $ 2,192,553
3,490,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Asbury Pennsylvania Obligated Group,  Refunding Series
2019
5 .000 01/01/45 3,315,899
735,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
4 .000 01/01/33 732,469
1,120,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 1,120,401
355,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/28 358,294
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/29 1,009,806
910,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/30 919,116
135,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/36 124,746
1,430,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/39 1,269,810
285,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
4 .125 01/01/38 281,164
105,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
5 .000 01/01/39 107,641
635,000 East Hempfield Township Industrial Development Authority,
Pennsylvania, Revenue Bonds, Willow Valley Communities
Project, Refunding Series 2016
5 .000 12/01/39 640,282
340,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015
5 .000 11/01/35 340,981
610,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/45 546,227
245,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/50 212,182
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project, Refunding
Series 2015A
5 .000 07/01/45 1,002,910
910,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/51 818,969
1,400,000 Lancaster Industrial Development Authority, Pennsylvania, Health
Center Revenue Bonds, Landis Homes Retirement Community
Project, Refunding Series 2021
4 .000 07/01/56 1,227,025
2,000,000 Montgomery County Industrial Development Authority,
Pennslyvania, Revenue Bonds, Meadowood Senior Living Project,
Series 2018A
5 .000 12/01/48 2,013,258
2,750,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2016
5 .000 11/15/36 2,813,054
500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2023A
5 .250 11/15/53 520,175
1,100,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/49 1,009,097
1,800,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/41 1,763,585
500,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/46 472,300
1,000,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .000 07/01/42 1,053,437

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 2,655,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000% 05/15/41 $ 2,305,538
3,345,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/47 2,702,458
TOTAL LONG-TERM CARE 33,067,484
TAX OBLIGATION/GENERAL - 15.9%
2,040,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2018C-77
5 .000 11/01/43 2,153,625
1,080,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/41 1,202,930
1,355,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/42 1,502,978
2,795,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/49 3,035,527
1,105,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/54 1,190,190
495,000 Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C - BAM
Insured
4 .000 02/01/36 498,340
1,000,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000 08/01/42 1,120,554
1,500,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000 08/01/43 1,673,944
1,045,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016
4 .000 08/01/32 1,059,120
815,000 Cambria County, Pennsylvania, General Obligation Bonds, Notes
Series 2020B - AGM Insured
4 .000 08/01/33 831,324
3,125,000 Chichester School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 1999 - FGIC Insured
0 .000 03/01/26 2,990,047
4,000,000 Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/35 2,558,837
1,950,000 Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/37 1,133,970
820,000 Connellsville Area School District, Fayette County, Pennsylvania,
General Obligation Bonds, Series 2019
3 .125 08/15/39 760,581
735,000 Delaware County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 08/01/46 803,303
735,000 Delaware County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 08/01/48 798,954
855,000 Fayette County, Pennsylvania, General Obligation Bonds, Notes
Series 2021A - AGM Insured
2 .000 11/15/43 574,073
580,000 Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021 - BAM Insured
3 .000 10/15/35 543,206
1,635,000 Girard School District, Erie County, Pennsylvania, General
Obligation Bonds, Series 1999B - FGIC Insured
0 .000 11/15/28 1,415,921
2,250,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250 09/15/51 2,439,624
1,875,000 Lancaster County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 11/01/36 2,096,401
1,000,000 Lancaster, Pennsylvania, General Obligation Bonds, Series 2016
- AGM Insured
5 .000 11/01/27 1,025,357
1,000,000 Littlestown Area School District, Adams County, Pennsylvania,
General Obligation Bonds, Series 2023A - BAM Insured
5 .000 10/01/50 1,067,378
2,000,000 Middletown Area School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2023 - BAM Insured
5 .000 03/01/38 2,084,254
3,000,000 Montgomery County, Pennsylvania, General Obligation Bonds,
Series 2022
5 .000 07/01/36 3,407,535
740,000 Muhlenberg School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 202
5 .000 05/15/49 791,224

Portfolio of Investments November 30, 2024
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A
4 .000% 03/01/34 $ 1,019,847
370,000 Pennsbury School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2024
5 .000 08/01/44 403,605
3,180,000 Pennsylvania State, General Obligation Bonds, First Series 2023 5 .000 09/01/35 3,686,368
10,000,000 Pennsylvania State, General Obligation Bonds, First Series 2023 4 .000 09/01/40 10,256,869
1,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Green Series 2023B
5 .000 09/01/48 1,636,491
3,535,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2007A - NPFG Insured
5 .000 06/01/34 4,033,662
760,000 Rostraver Township, Westmoreland County, Pennsylvania,
General Obligation Bonds, Series 2018 - AGM Insured
3 .500 09/01/34 760,127
2,000,000 State College Area School District, Centre County, Pennsylvania,
General Obligation Bonds, Series 2015
5 .000 03/15/40 2,006,344
40,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 40,019
1,000,000 Township of Upper Marion General Obligation Bonds, Series of
2022
4 .000 12/01/47 1,000,747
1,000,000 Tredyffrin-Easttown School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2024
5 .000 02/15/41 1,107,788
1,365,000 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018
5 .000 10/01/41 1,369,158
1,010,000 West Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021B
2 .000 09/01/26 981,978
900,000 West Mifflin Area School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019 - BAM
Insured
3 .000 04/01/34 856,498
TOTAL TAX OBLIGATION/GENERAL 67,918,698
TAX OBLIGATION/LIMITED - 5.6%
105,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 111,542
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 102,280
960,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Subordinate Series 2022
5 .250 05/01/42 970,118
505,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 507,063
1,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,018,453
250,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 256,964
100,000 (b) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
5 .000 03/01/38 100,217
595,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/31 631,048
5,155,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 5,193,548
474,000 (b) Monroe County Industrial Development Authority, Pennsylvania,
Special Obligation Revenue Bonds, Tobyhanna Township Project,
Series 2014
6 .875 07/01/33 473,977
1,500,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 1,534,435
1,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .900 12/01/44 1,019,206

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000% 12/01/51 $ 1,967,312
1,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 1,064,703
6,040,000 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding
Series 2022B - AGM Insured
4 .000 02/01/25 6,047,110
171,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 42,473
1,012,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,012,957
1,074,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,078,848
355,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 355,729
530,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 532,378
TOTAL TAX OBLIGATION/LIMITED 24,020,361
TRANSPORTATION - 7.8%
3,175,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/51 3,278,858
3,530,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/56 3,634,229
1,955,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/35 1,962,762
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 1,029,753
2,710,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/38 2,913,135
2,615,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 2,658,409
4,875,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 5,296,777
665,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
4 .250 12/01/44 682,969
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
5 .000 12/01/48 3,275,386
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024A
5 .000 12/01/42 1,670,283
2,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024C
5 .000 12/01/49 2,755,298
2,680,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 2,804,486
195,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017A - AGM Insured
3 .000 07/01/34 181,986
1,250,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
4 .000 07/01/50 1,200,990
TOTAL TRANSPORTATION 33,345,321
U.S. GUARANTEED - 2.4% (e)
1,600,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, The Highlands at
Wyomissing, Series 2018, (Pre-refunded 5/15/25)
5 .000 05/15/48 1,643,952
295,000 Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project, Series
2016A, (Pre-refunded 11/15/25)
5 .000 11/15/41 300,473
680,000 Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project, Series
2016A, (Pre-refunded 11/15/25)
5 .000 11/15/46 692,615

Portfolio of Investments November 30, 2024
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (e) (continued)
$ 335,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015,
(Pre-refunded 1/01/25)
4 .000% 01/01/33 $ 335,184
960,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015,
(Pre-refunded 1/01/25)
4 .000 01/01/33 960,525
220,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015,
(Pre-refunded 1/01/25)
5 .000 01/01/38 220,294
915,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015,
(Pre-refunded 1/01/25)
5 .000 01/01/38 916,226
625,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016,
(Pre-refunded 1/01/26)
3 .250 01/01/39 624,977
70,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 75,296
570,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 613,120
155,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
5 .000 07/01/49 168,691
835,000 Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016, (Pre-
refunded 7/01/26)
5 .000 07/01/41 862,802
2,795,000 Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert Einstein
Healthcare Network Issue, Series 2015A, (Pre-refunded 1/15/25)
5 .250 01/15/45 2,800,877
50,000 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded
3/15/28)
5 .000 03/15/45 53,588
TOTAL U.S. GUARANTEED 10,268,620
UTILITIES - 9.1%
1,840,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015
5 .000 12/01/40 1,864,160
1,365,000 Allegheny
County
Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015
5 .000 12/01/45 1,381,319
2,170,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2018
5 .000 06/01/43 2,288,783
935,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2022
5 .000 06/01/53 1,013,431
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
5 .000 12/01/42 1,110,686
410,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4 .000 12/01/49 408,408
50,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 52,935
1,000,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2022A - AGM Insured
5 .250 12/01/47 1,105,475
500,000 (f) Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2024
5 .000 12/01/35 572,199
630,000 (f) Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2024
5 .000 12/01/37 714,522
605,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2021 - AGM Insured
2 .250 12/01/44 420,804
1,250,000 Clairton Municipal Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2024B
4 .375 12/01/42 1,266,981
430,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
5 .000 05/01/40 432,219
1,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2024 - BAM
Insured
4 .000 12/01/46 1,001,120

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,325,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2 .450% 12/01/39 $ 1,209,701
2,265,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019A, (AMT)
3 .000 10/01/36 2,091,931
4,135,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019B, (AMT)
3 .100 11/01/38 3,761,728
10,450,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, Pennsylvania-American Water Company,
Refunding Series 2019
3 .000 04/01/39 9,289,486
1,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Fifteenth Series 2017
5 .000 08/01/37 1,043,209
300,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Sixteenth Series 2020A - AGM Insured
5 .000 08/01/50 316,347
1,500,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2019B
5 .000 11/01/54 1,577,321
1,605,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2022C
5 .000 06/01/38 1,795,776
1,510,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
5 .000 09/01/42 1,672,468
1,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
4 .250 09/01/53 1,014,876
665,000 University Area Joint Authority, Centre County, Pennsylvania,
Sewer Revenue Bonds, Series 2021 - BAM Insured
3 .000 11/01/35 619,451
1,000,000 Upper Allegheny Joint Sanitary Authority, Allegheny County,
Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A -
AGM Insured
3 .000 09/01/44 867,850
TOTAL UTILITIES 38,893,186
TOTAL MUNICIPAL BONDS
(Cost $421,376,631) 403,825,086
PRINCIPAL DESCRIPTION RATE (g) MATURITY (h) VALUE
X 311,112 VARIABLE RATE SENIOR LOAN INTERESTS - 0.1%   X –
CAPITAL GOODS - 0 .0%
$ 64,338 (a),(d) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/25 $ 7
TOTAL CAPITAL GOODS 7
CONSUMER SERVICES - 0 .1%
18,220 (a),(d) University of the Arts, Term Loan 14 .340 08/16/25 18,220
66,248 (a),(d) University of the Arts, Term Loan 14 .340 08/16/25 66,248
52,301 (a),(d) University of the Arts, Term Loan 14 .340 09/16/25 52,301
174,336 (a),(d) University of the Arts, Term Loan 12 .380 12/16/25 174,336
TOTAL CONSUMER SERVICES 311,105
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $351,037) 311,112
TOTAL LONG-TERM INVESTMENTS
(Cost $421,727,668) 404,136,198
OTHER ASSETS & LIABILITIES, NET - 5.6% 23,800,780
NET ASSETS - 100% $ 427,936,978
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $5,118,159 or 1.3% of Total Investments.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments November 30, 2024
(continued)
Pennsylvania

(f) When-issued or delayed delivery security.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Virginia
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.4%
X 560,482,985 MUNICIPAL BONDS - 99.4%   X –
CONSUMER STAPLES - 2.4%
$ 235,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250% 06/01/32 $ 234,280
600,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 593,620
7,655,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 7,306,882
5,555,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2
5 .200 06/01/46 5,484,222
TOTAL CONSUMER STAPLES 13,619,004
EDUCATION AND CIVIC ORGANIZATIONS - 7.7%
1,685,000 Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High School,
Series 2017
4 .000 01/01/40 1,688,443
1,480,000 Farmville Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Convocation Center Project, Series
2021 - AGM Insured, (Mandatory Put 7/01/43)
5 .375 07/01/53 1,579,142
1,455,000 Industrial Development Authority of the City of Lexington,
Virginia, Washington and Lee University, Educational Facility
Revenue Bonds, Refunding Series 2018A
5 .000 01/01/48 1,517,036
1,500,000 Loudoun County Industrial Development Authority, Virginia,
Multi-Modal Revenue Bonds, Howard Hughes Medical Institute,
Series 2022A
4 .000 10/01/52 1,515,520
2,000,000 Madison County Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Woodberry Forest School,
Series 2021
3 .000 10/01/50 1,627,853
500,000 Montgomery County Economic Development Authority, Virginia,
Revenue Bonds, Virginia Tech Foundation, Refunding Series
2017A
4 .000 06/01/37 507,404
750,000 Roanoke Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Lynchburg College, Series 2018A
5 .000 09/01/43 756,057
2,500,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Green Series 2015A-2
5 .000 04/01/45 2,510,621
9,355,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/39 9,762,198
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/47 5,177,750
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017B
5 .000 04/01/46 5,187,133
1,790,000 Virginia College Building Authority Educational Facility, Revenue
Bonds, University of Richmond Refunding Series 2024
5 .000 03/01/49 1,972,976
1,000,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .000 07/01/45 820,256
3,000,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/35 2,725,699
4,465,000 (a) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/45 3,662,442
1,575,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Washington and Lee University, Series 1998 -
NPFG Insured
5 .250 01/01/31 1,731,079
525,000 Virginia Commonwealth University, General Pledge Revenue
Bonds, Refunding Series 2018A
5 .000 11/01/38 560,399
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 43,302,008

Portfolio of Investments November 30, 2024
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 16.9%
$ 1,200,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000% 07/01/31 $ 1,320,848
1,050,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000 07/01/32 1,152,211
325,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000 07/01/37 350,602
1,195,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/38 1,210,856
1,075,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/45 1,076,215
1,465,000 Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A,
(Mandatory Put 7/01/31)
5 .000 07/01/53 1,586,285
1,000,000 Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center, Series
2019
4 .000 07/01/39 1,002,281
1,920,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 1,854,535
3,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Refunding
Series 2022
4 .000 05/15/44 3,032,951
4,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A
4 .000 05/15/48 4,005,125
3,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2024
5 .000 05/15/51 3,288,418
3,000,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health System
Obligated Group, Series 2018
4 .000 01/01/50 2,941,024
3,500,000 (a) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2015A
5 .330 07/01/45 3,502,988
5,000,000 (a) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2017A
5 .000 07/01/46 5,007,505
1,000,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023 - AGM Insured
5 .250 07/01/43 1,120,979
3,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2017A
5 .000 01/01/47 3,035,111
4,050,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021
4 .000 01/01/47 4,001,129
3,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021 - BAM Insured
3 .000 01/01/51 2,383,680
4,250,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
5 .000 07/01/47 4,896,374
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
4 .000 07/01/51 6,015,504
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/32 1,022,204
1,440,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/35 1,468,074
1,600,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
5 .000 06/15/36 1,630,122

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,360,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
4 .000% 06/15/37 $ 1,350,801
6,500,000 Virginia Commonwealth University Health System Authority,
General Revenue Bonds, Series 2017B
5 .000 07/01/46 6,654,913
8,660,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/49 8,518,934
5,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/41 5,489,817
1,415,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/42 1,546,330
4,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/38 4,109,117
1,150,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/39 1,176,069
1,250,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/32 1,268,782
1,230,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/34 1,246,701
5,000,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
4 .000 01/01/37 5,003,055
1,215,000 Winchester Economic Development Authority, Virginia, Hospital
Revenue Bonds, Valley Health System Obligated Group,
Refunding Series 2015
5 .000 01/01/44 1,224,842
500,000 Winchester Economic Development Authority, Virginia, Revenue
Bonds, Valley Health System Obligated Group Series 2024A
5 .000 01/01/42 556,652
TOTAL HEALTH CARE 95,051,034
HOUSING/MULTIFAMILY - 5.6%
2,000,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, Dominion Square North
Project, Series 2023, (Mandatory Put 1/01/28)
5 .000 01/01/45 2,073,885
785,000 (a) Richmond Redevelopment and Housing Authority, Virginia, Multi-
Family Housing Revenue Bonds, American Tobacco Apartments,
Series 2017
5 .550 01/01/37 775,451
1,510,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .500 03/01/35 1,503,994
1,790,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .625 03/01/39 1,742,288
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015C
4 .000 08/01/45 999,982
2,585,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015E
3 .750 12/01/40 2,540,747
1,500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2016B
3 .350 05/01/36 1,460,949
1,710,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2017A
3 .875 03/01/47 1,650,425
3,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2019A
3 .600 09/01/39 2,902,993
1,250,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020E
2 .300 07/01/40 977,437
1,745,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020G
2 .200 09/01/40 1,347,176
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021B
2 .400 03/01/46 1,454,495
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021K
2 .375 12/01/41 1,561,526
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2022F
5 .000 10/01/52 1,031,133
1,895,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023E
5 .250 10/01/63 1,991,650

Portfolio of Investments November 30, 2024
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A
4 .450% 09/01/44 $ 1,016,550
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024D
4 .500 08/01/54 2,014,739
2,750,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
5 .250 07/01/53 3,014,621
1,500,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
4 .375 07/01/63 1,518,716
TOTAL HOUSING/MULTIFAMILY 31,578,757
HOUSING/SINGLE FAMILY - 0.8%
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,024,114
1,650,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .600 10/01/54 1,682,365
850,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .400 10/01/44 867,741
1,150,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024D
4 .500 07/01/45 1,171,228
TOTAL HOUSING/SINGLE FAMILY 4,745,448
INDUSTRIALS - 0.7%
4,350,000 Amelia County Industrial Development Authority, Virginia, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Series
2002, (AMT)
1 .450 04/01/27 4,109,127
TOTAL INDUSTRIALS 4,109,127
LONG-TERM CARE - 4.4%
2,800,000 Albemarle County, VA, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding
Series 2022A
4 .000 06/01/49 2,694,079
1,650,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/31 1,699,431
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/50 954,521
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Series 2022A
5 .000 10/01/52 1,050,281
1,000,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/50 865,858
250,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 278,502
620,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, WindsorMeade, Series
2021A
4 .000 06/01/41 558,664
1,000,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2016
4 .000 01/01/37 1,000,963
1,000,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/48 931,362
880,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .000 01/01/49 828,327
3,950,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .250 01/01/54 3,812,878

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,000,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5 .000% 01/01/46 $ 957,249
1,000,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/37 1,002,306
1,500,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/46 1,467,429
2,110,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/26 2,126,686
500,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/31 502,285
525,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 603,255
1,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/59 1,141,909
2,000,000 Virginia Small Business Financing Authority, Virginia, Residential
Care Facility Revenue Bonds, Lifespire, Refunding Series 2024A
5 .500 12/01/54 2,128,353
TOTAL LONG-TERM CARE 24,604,338
TAX OBLIGATION/GENERAL - 6.6%
4,600,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C
0 .000 08/01/32 3,485,367
5,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 10/01/37 5,720,172
2,000,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 12/01/39 2,271,865
1,335,000 Newport News, Virginia, General Obligation Bonds, Refunding &
Improvement Series 2015
3 .000 07/15/33 1,301,665
1,000,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital
Improvement Series 2023A
5 .000 09/01/40 1,126,357
6,715,000 Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0 .000 08/01/45 2,905,492
998,618 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .375 07/01/25 1,009,886
2,919,572 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 3,151,694
4,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 3,118,340
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 997,018
3,130,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 09/01/39 3,567,065
3,000,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2024C
4 .000 03/01/57 3,022,988
2,710,000 Virginia State, General Obligation Bonds, Series 2020A 4 .000 06/01/30 2,889,191
7,110,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
0 .000 08/15/48 2,349,525
TOTAL TAX OBLIGATION/GENERAL 36,916,625
TAX OBLIGATION/LIMITED - 19.6%
1,485,000 Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017
5 .000 02/15/34 1,562,742
1,495,000 (a) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,497,022
5,000,000 Chesterfield County Economic Development Authority, Virginia,
Revenue Bonds, County Mobility Projects, Series 2024
5 .000 04/01/48 5,514,271

Portfolio of Investments November 30, 2024
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,000,000 Chesterfield County Economic Development Authority, Virginia,
Revenue Bonds, County Mobility Projects, Series 2024
4 .000% 04/01/50 $ 2,010,124
645,000 Dulles Town Center Community Development Authority, Loudon
County, Virginia Special Assessment Refunding Bonds, Dulles
Town Center Project, Series 2012
4 .250 03/01/26 638,690
1,000,000 Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Metrorail Parking System Project, Series 2017
5 .000 04/01/37 1,035,540
1,165,000 (a) Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 1,135,585
3,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/33 3,030,017
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/35 1,008,730
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,026,508
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/34 1,021,080
4,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .000 07/01/50 4,250,502
2,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .250 07/01/60 2,144,544
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A
5 .000 07/01/48 3,110,450
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/52 2,990,461
2,405,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2024A
5 .250 07/01/59 2,682,800
3,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/51 820,535
3,370,000 (a) Lower Magnolia Green Community Development Authority,
Virginia, Special Assessment Bonds, Series 2015
5 .000 03/01/45 3,365,008
765,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 803,367
300,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
4 .500 09/01/28 304,435
1,300,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/37 1,315,092
2,785,000 (a) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 2,786,132
81,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 73,609
317,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 266,790
210,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 163,052
432,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 308,544
3,247,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 806,489
2,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 2,001,892
10,615,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 10,662,915
2,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,180,019
61,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 60,191
31,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 31,063

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 (a) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015
5 .000% 09/01/30 $ 1,006,091
1,000,000 (a) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015
5 .000 09/01/33 1,005,901
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 1,011,154
2,240,000 (a) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,242,664
2,000,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 2,101,523
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century Collage & Equipment Programs,
Series 2023A
5 .000 02/01/41 2,242,040
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Refunding Series 2017E
5 .000 02/01/32 2,129,240
1,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2016A
3 .000 02/01/28 994,516
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/44 2,023,353
5,000,000 Virginia Commonwealth Transportation Board, Federal
Transportation Grant Anticipation Revenue Notes, Series 2024
5 .000 09/15/38 5,792,615
360,000 Virginia Gateway Community Development Authority, Prince
William County, Virginia, Special Assessment Refunding Bonds,
Series 2012
5 .000 03/01/25 359,877
500,000 Virginia Gateway Community Development Authority, Prince
William County, Virginia, Special Assessment Refunding Bonds,
Series 2012
5 .000 03/01/30 500,041
2,000,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .250 07/01/48 2,226,608
1,250,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
5 .000 08/01/31 1,343,644
2,500,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
4 .000 08/01/35 2,544,780
2,000,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
4 .000 08/01/38 2,004,803
2,500,000 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Series 2022B
5 .000 08/01/52 2,705,975
25,000 Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A
5 .000 11/01/42 25,014
1,000,000 Virginia Resources Authority, State Moral Obligation Revenue
Bonds, Pooled Financing Program, Series 2024A
4 .250 11/01/49 1,018,413
1,335,000 (a) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia Beach
Oceanfront South Hotel Project, Senior Series 2020A-1
8 .000 10/01/43 1,379,645
1,000,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Series 2017
4 .000 05/15/42 1,004,542
4,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/43 4,041,534
3,530,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Green Series 2023A
5 .250 07/15/53 3,887,209
5,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 5,520,048
1,000,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue
Bonds, Refunding Series 2016
5 .000 12/01/37 1,035,850
TOTAL TAX OBLIGATION/LIMITED 110,755,279

Portfolio of Investments November 30, 2024
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 22.7%
$ 350,000 Capital Region Airport Commission, Virginia, Airport Revenue
Bonds, Refunding Series 2016A
4 .000% 07/01/36 $ 352,049
5,580,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016 - AGM Insured
5 .000 07/01/41 5,693,239
1,830,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 1,849,430
3,000,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 3,027,510
3,000,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .750 07/15/32 3,148,309
1,755,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B - AGM
Insured
4 .875 07/15/40 1,838,713
2,695,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Refunding Series 2024 - AGM Insured
4 .000 07/15/47 2,704,160
1,610,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/49 1,535,524
2,500,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B - AGM
Insured
4 .000 10/01/53 2,438,605
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A - AGM
Insured
4 .000 10/01/52 1,954,444
4,200,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/26 3,973,363
5,850,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/34 4,157,149
13,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/36 8,458,707
3,300,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 3,634,289
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A,
(AMT)
5 .000 10/01/32 1,075,252
5,200,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/35 5,306,515
625,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/34 646,182
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/42 3,069,919
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/31 3,156,266
3,345,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/37 3,476,981
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/36 1,052,192
4,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/38 4,189,961
1,450,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/42 1,581,212
1,895,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .500 10/01/54 2,085,375
65,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 65,109

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 595,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000% 08/01/31 $ 595,748
1,000,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/37 1,070,987
2,740,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/43 2,885,198
2,045,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/34 2,078,952
2,000,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/41 2,013,963
8,800,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 8,894,977
2,750,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 2,775,685
1,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 1,007,890
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/33 1,069,454
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/35 1,066,553
1,640,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 1,746,853
3,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/38 3,712,080
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4 .000 01/01/42 1,930,900
5,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 5,782,021
2,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/57 2,606,191
2,365,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/33 2,391,324
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/38 996,603
2,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/40 2,446,035
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 4,150,710
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 850,732
1,400,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000 07/01/37 1,459,778
1,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/37 1,042,698
5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 5,170,370
TOTAL TRANSPORTATION 128,216,157

Portfolio of Investments November 30, 2024
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 4.7% (b)
$ 100,000 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, (Pre-refunded 3/01/25)
5 .600% 03/01/45 $ 100,589
1,000,000 Fairfax County Economic Development Authority, Virginia,
County Facilities Revenue Bonds, Refunding Series 2017B, (Pre-
refunded 10/01/27)
5 .000 10/01/34 1,064,854
1,400,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/40 1,486,856
2,100,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/42 2,230,285
1,770,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/43 1,879,811
1,650,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A, (Pre-refunded 1/01/28)
5 .000 07/01/48 1,766,503
9,760,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A, (Pre-refunded 1/01/28)
5 .500 07/01/57 10,592,684
5,250,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6 .500 10/01/41 5,582,056
1,655,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 1,656,345
890,000 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B, (Pre-refunded
8/15/25)
0 .000 08/15/48 336,983
TOTAL U.S. GUARANTEED 26,696,966
UTILITIES - 7.3%
770,000 Alexandria Sanitation Authority, Virginia, Wastewater Revenue
Bonds, Alexrenew Green Series 2024
5 .000 07/15/54 853,008
4,300,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 4,552,408
1,000,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Refunding Series 2024A
5 .000 11/01/39 1,162,030
2,250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5 .000 07/01/49 2,483,165
3,765,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2021
4 .000 01/01/33 4,005,179
1,000,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2024
3 .000 01/01/42 911,584
2,715,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017 5 .000 11/01/42 2,841,206
3,000,000 (c) Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2024 5 .000 11/01/44 3,380,987
4,000,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A 5 .250 11/01/44 4,008,505
4,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 4,641,639
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,932,305
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2016A
4 .000 01/15/40 1,001,818
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2023C
5 .000 01/15/47 1,106,066
3,925,000 Virginia Resources Authority, Clean Water State Revolving Fund
Revenue Bonds, Refunding Series 2014B
4 .000 10/01/27 3,927,631
3,500,000 (a) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5 .000 01/01/48 3,500,212

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 570,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2010A, (Mandatory Put 5/28/27)
3 .800% 11/01/40 $ 580,499
TOTAL UTILITIES 40,888,242
TOTAL MUNICIPAL BONDS
(Cost $550,518,623) 560,482,985
TOTAL LONG-TERM INVESTMENTS
(Cost $550,518,623) 560,482,985
OTHER ASSETS & LIABILITIES, NET - 0.6% 3,613,913
NET ASSETS - 100% $ 564,096,898
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $44,707,595 or 8.0% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) When-issued or delayed delivery security.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

November 30, 2024 (Unaudited) Arizona Colorado Maryland New Mexico Pennsylvania Virginia
ASSETS
Long-term investments, at value
†
$ 169,880,842 $ 494,427,323 $ 279,801,037 $ 68,705,523 $ 404,136,198 $ 560,482,985
Short-term investments, at value
◊
4,200,000 9,535,000 – – – –
Cash 382,544 – – 1,264,960 – 616,032
Receivables:
Interest 2,953,083 8,048,124 4,140,380 1,037,088 4,841,349 7,679,052
Investments sold 4,000 7,221,630 5,000 – 3,550,000 –
Reimbursement from Adviser – – – – – 15,959
Shares sold 75,854 238,841 503,761 26,308 100,942 123,660
Sale of Vistra Vision interest
(1)
– – – – 19,875,270 –
Other 11,610 17,762 13,722 5,995 27,892 38,793
Total assets 177,507,933 519,488,680 284,463,900 71,039,874 432,531,651 568,956,481
LIABILITIES
Cash overdraft – 7,073,450 533,589 – 1,497,126 –
Payables:
Management fees 71,781 203,902 114,044 29,091 171,464 223,142
Dividends 99,913 155,576 231,510 38,120 253,429 416,533
Interest 413 956 510 189 1,068 1,024
Investments purchased - when-issued/delayed-
delivery settlement 1,100,450 – – – 1,277,324 3,341,370
Shares redeemed 152,102 640,086 375,489 65,039 693,826 629,339
Vistra Vision sale transactions costs
(1)
– – – – 477,910 –
Accrued expenses:
Custodian fees 31,136 53,433 36,331 19,792 51,097 49,270
Trustees fees 3,104 14,208 6,641 1,360 22,585 33,954
Professional fees 24,776 35,410 27,582 21,162 34,525 36,185
Shareholder reporting expenses 11,036 15,320 12,235 8,580 17,154 17,336
Shareholder servicing agent fees 20,051 66,909 36,649 7,056 65,390 71,497
12b-1 distribution and service fees 14,565 34,055 17,528 7,432 31,775 39,905
Other 32 63 70 — — 28
Total liabilities 1,529,359 8,293,368 1,392,178 197,821 4,594,673 4,859,583
Net assets $ 175,978,574 $ 511,195,312 $ 283,071,722 $ 70,842,053 $ 427,936,978 $ 564,096,898
NET ASSETS CONSIST OF:
Paid-in capital $ 189,189,991 $ 543,419,041 $ 304,804,032 $ 76,907,131 $ 454,874,558 $ 605,412,443
Total distributable earnings (loss) (13,211,417) (32,223,729) (21,732,310) (6,065,078) (26,937,580) (41,315,545)
Net assets $ 175,978,574 $ 511,195,312 $ 283,071,722 $ 70,842,053 $ 427,936,978 $ 564,096,898
†
Long-term investments, cost $ 170,201,827 $ 484,440,487 $ 280,846,747 $ 69,147,312 $ 421,727,668 $ 550,518,623
◊
Short-term investments, cost 4,200,000 9,535,000 — — — —
(1) Refer to Note 4 of the Notes to Financial Statements for more information.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
CLASS A:
Net assets $ 75,485,479 $ 172,358,892 $ 90,737,148 $ 41,035,485 $ 154,646,997 $ 203,091,244
Shares outstanding 7,350,238 16,829,227 9,043,854 4,198,608 14,900,664 19,413,730
Net asset value ("NAV") per share $ 10.27 $ 10.24 $ 10.03 $ 9.77 $ 10.38 $ 10.46
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.72 $ 10.69 $ 10.47 $ 10.20 $ 10.84 $ 10.92
CLASS C:
Net assets $ 2,873,113 $ 7,491,332 $ 3,526,198 $ 954,197 $ 8,078,981 $ 8,670,860
Shares outstanding 279,940 732,653 352,809 97,449 781,442 829,588
NAV and offering price per share $ 10.26 $ 10.22 $ 9.99 $ 9.79 $ 10.34 $ 10.45
CLASS I:
Net assets $ 97,619,982 $ 331,345,088 $ 188,808,376 $ 28,852,371 $ 265,211,000 $ 352,334,794
Shares outstanding 9,486,577 32,369,721 18,827,558 2,938,086 25,597,774 33,756,357
NAV and offering price per share $ 10.29 $ 10.24 $ 10.03 $ 9.82 $ 10.36 $ 10.44
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended November 30, 2024 (Unaudited) Arizona Colorado Maryland New Mexico
INVESTMENT INCOME
Interest $ 3,229,847 $ 10,260,232 $ 5,620,605 $ 1,364,310
Total investment income 3,229,847 10,260,232 5,620,605 1,364,310
EXPENSES
– – – –
Management fees 425,826 1,215,204 686,160 175,642
12b-1 service fees - Class A 73,318 168,040 90,828 40,259
12b-1 distribution and service fees - Class C 15,155 39,172 18,503 5,628
Shareholder servicing agent fees - Class A 11,444 29,059 15,701 5,931
Shareholder servicing agent fees - Class C 474 1,351 638 167
Shareholder servicing agent fees - Class I 14,467 55,112 31,235 4,109
Interest expense 22,887 37,141 29,711 7,066
Trustees fees 3,375 9,864 5,437 1,373
Custodian expenses 24,102 40,725 28,162 15,168
Registration fees 5,771 2,681 4,966 2,912
Professional fees 24,032 30,395 26,047 22,010
Shareholder reporting expenses 15,094 15,904 15,564 14,961
Other 4,150 6,553 4,607 3,342
Total expenses 640,095 1,651,201 957,559 298,568
Net investment income (loss) 2,589,752 8,609,031 4,663,046 1,065,742
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (166,432) (705,772) (656,870) (82,037)
Net realized gain (loss) (166,432) (705,772) (656,870) (82,037)
Change in unrealized appreciation (depreciation) on:
Investments 4,348,047 13,635,146 9,236,984 1,899,470
Net change in unrealized appreciation (depreciation) 4,348,047 13,635,146 9,236,984 1,899,470
Net realized and unrealized gain (loss) 4,181,615 12,929,374 8,580,114 1,817,433
Net increase (decrease) in net assets from operations $ 6,771,367 $ 21,538,405 $ 13,243,160 $ 2,883,175

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended November 30, 2024 (Unaudited) Pennsylvania Virginia
INVESTMENT INCOME
Interest $ 8,006,303 $ 11,045,611
Total investment income 8,006,303 11,045,611
EXPENSES
– –
Management fees 1,050,763 1,319,545
12b-1 service fees - Class A 155,790 196,304
12b-1 distribution and service fees - Class C 42,932 43,031
Shareholder servicing agent fees - Class A 35,598 39,001
Shareholder servicing agent fees - Class C 1,967 1,708
Shareholder servicing agent fees - Class I 59,764 66,339
Interest expense 33,453 43,045
Trustees fees 8,441 10,639
Custodian expenses 35,988 36,742
Registration fees 2,928 3,340
Professional fees 30,378 31,099
Shareholder reporting expenses 16,089 17,648
Other 12,869 6,823
Total expenses before fee waiver/expense reimbursement 1,486,960 1,815,264
Fee waiver/expense reimbursement — (117,407)
Net expenses 1,486,960 1,697,857
Net investment income (loss) 6,519,343 9,347,754
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 7,401,343 (1,019,675)
Swap contracts (5,725,178) —
Net realized gain (loss) 1,676,165 (1,019,675)
Change in unrealized appreciation (depreciation) on:
Investments 7,438,781 14,927,171
Net change in unrealized appreciation (depreciation) 7,438,781 14,927,171
Net realized and unrealized gain (loss) 9,114,946 13,907,496
Net increase (decrease) in net assets from operations $ 15,634,289 $ 23,255,250

Statement of Changes in Net Assets
See Notes to Financial Statements

Arizona Colorado
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 2,589,752 $ 4,894,501 $ 8,609,031 $ 15,529,823
Net realized gain (loss) (166,432) (3,268,948) (705,772) (8,304,890)
Net change in unrealized appreciation (depreciation) 4,348,047 3,243,515 13,635,146 5,132,483
Net increase (decrease) in net assets from operations 6,771,367 4,869,068 21,538,405 12,357,416
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,097,247) (2,041,803) (2,821,890) (5,313,124)
Class C (32,895) (68,318) (99,293) (247,589)
Class I (1,467,436) (2,728,774) (5,634,489) (10,019,062)
Total distributions (2,597,578) (4,838,895) (8,555,672) (15,579,775)
FUND SHARE TRANSACTIONS
Subscriptions 29,846,896 54,601,151 69,924,345 174,556,261
Reinvestments of distributions 2,040,068 3,851,761 7,639,956 13,756,608
Redemptions (17,354,908) (73,512,692) (49,334,187) (171,838,071)
Net increase (decrease) from Fund share transactions 14,532,056 (15,059,780) 28,230,114 16,474,798
Net increase (decrease) in net assets 18,705,845 (15,029,607) 41,212,847 13,252,439
Net assets at the beginning of period 157,272,729 172,302,336 469,982,465 456,730,026
Net assets at the end of period $ 175,978,574 $ 157,272,729 $ 511,195,312 $ 469,982,465

See Notes to Financial Statements

Maryland New Mexico
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 4,663,046 $ 8,336,603 $ 1,065,742 $ 2,229,254
Net realized gain (loss) (656,870) (4,487,675) (82,037) (755,623)
Net change in unrealized appreciation (depreciation) 9,236,984 1,765,702 1,899,470 672,287
Net increase (decrease) in net assets from operations 13,243,160 5,614,630 2,883,175 2,145,918
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,503,421) (2,779,670) (621,019) (1,325,942)
Class C (46,145) (108,434) (12,810) (29,070)
Class I (3,153,118) (5,323,162) (453,781) (904,790)
Total distributions (4,702,684) (8,211,266) (1,087,610) (2,259,802)
FUND SHARE TRANSACTIONS
Subscriptions 29,585,148 128,139,990 6,688,760 16,617,821
Reinvestments of distributions 3,388,679 5,932,786 863,951 1,818,858
Redemptions (22,754,342) (117,602,037) (6,771,062) (26,751,236)
Net increase (decrease) from Fund share transactions 10,219,485 16,470,739 781,649 (8,314,557)
Net increase (decrease) in net assets 18,759,961 13,874,103 2,577,214 (8,428,441)
Net assets at the beginning of period 264,311,761 250,437,658 68,264,839 76,693,280
Net assets at the end of period $ 283,071,722 $ 264,311,761 $ 70,842,053 $ 68,264,839

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Pennsylvania Virginia
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 6,519,343 $ 12,408,774 $ 9,347,754 $ 16,317,377
Net realized gain (loss) 1,676,165 (4,682,445) (1,019,675) (4,450,432)
Net change in unrealized appreciation (depreciation) 7,438,781 5,769,652 14,927,171 2,350,718
Net increase (decrease) in net assets from operations 15,634,289 13,495,981 23,255,250 14,217,663
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,389,900) (4,647,501) (3,279,166) (6,115,410)
Class C (97,266) (214,530) (109,116) (253,955)
Class I (4,251,263) (7,437,863) (5,878,935) (10,006,166)
Total distributions (6,738,429) (12,299,894) (9,267,217) (16,375,531)
FUND SHARE TRANSACTIONS
Subscriptions 35,230,341 147,889,479 72,211,910 210,223,640
Reinvestments of distributions 5,239,630 9,497,803 6,879,591 12,411,477
Redemptions (34,340,025) (194,285,685) (40,510,631) (201,556,878)
Net increase (decrease) from Fund share transactions 6,129,946 (36,898,403) 38,580,870 21,078,239
Net increase (decrease) in net assets 15,025,806 (35,702,316) 52,568,903 18,920,371
Net assets at the beginning of period 412,911,172 448,613,488 511,527,995 492,607,624
Net assets at the end of period $ 427,936,978 $ 412,911,172 $ 564,096,898 $ 511,527,995

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Arizona
Class
A
11/30/24(d)
$ 10.01 $ 0.15 $ 0.26 $ 0.41 $ (0.15) $ — $ (0.15) $ 10.27
5/31/24
9.95 0.29 0.06 0.35 (0.29) — (0.29) 10.01
5/31/23
10.31 0.26 (0.37) (0.11) (0.25) — (0.25) 9.95
5/31/22
11.36 0.22 (1.05) (0.83) (0.22) — (0.22) 10.31
5/31/21
11.03 0.25 0.35 0.60 (0.27) — (0.27) 11.36
5/31/20
10.98 0.28 0.06 0.34 (0.29) — (0.29) 11.03
Class
C
11/30/24(d)
10.01 0.11 0.25 0.36 (0.11) — (0.11) 10.26
5/31/24
9.94 0.21 0.07 0.28 (0.21) — (0.21) 10.01
5/31/23
10.31 0.18 (0.38) (0.20) (0.17) — (0.17) 9.94
5/31/22
11.35 0.13 (1.04) (0.91) (0.13) — (0.13) 10.31
5/31/21
11.03 0.16 0.34 0.50 (0.18) — (0.18) 11.35
5/31/20
10.98 0.19 0.07 0.26 (0.21) — (0.21) 11.03
Class
I
11/30/24(d)
10.03 0.16 0.26 0.42 (0.16) — (0.16) 10.29
5/31/24
9.97 0.31 0.06 0.37 (0.31) — (0.31) 10.03
5/31/23
10.33 0.28 (0.37) (0.09) (0.27) — (0.27) 9.97
5/31/22
11.38 0.24 (1.05) (0.81) (0.24) — (0.24) 10.33
5/31/21
11.06 0.28 0.33 0.61 (0.29) — (0.29) 11.38
5/31/20
11.01 0.30 0.07 0.37 (0.32) — (0.32) 11.06
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .15% $ 75,485 0 .86% (e) 0 .83% (e) 2 .97% (e) 5%
3 .59 70,877 0 .83 0 .82 2 .95 16
( 1 .03 ) 72,638 0 .82 0 .82 2 .61 22
( 7 .46 ) 71,380 0 .81 0 .80 2 .00 16
5 .44 87,105 0 .82 0 .81 2 .24 4
3 .15 61,110 0 .84 0 .83 2 .54 13
3 .62 2,873 1 .66 (e) 1 .63 (e) 2 .16 (e) 5
2 .85 3,151 1 .63 1 .62 2 .15 16
( 1 .91 ) 3,211 1 .62 1 .62 1 .79 22
( 8 .12 ) 4,362 1 .61 1 .60 1 .20 16
4 .52 5,474 1 .62 1 .61 1 .45 4
2 .35 4,909 1 .64 1 .63 1 .74 13
4 .23 97,620 0 .66 (e) 0 .63 (e) 3 .17 (e) 5
3 .78 83,244 0 .63 0 .62 3 .14 16
( 0 .83 ) 96,453 0 .62 0 .62 2 .80 22
( 7 .25 ) 100,535 0 .61 0 .60 2 .20 16
5 .56 113,625 0 .62 0 .61 2 .44 4
3 .37 79,716 0 .64 0 .63 2 .74 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Colorado
Class
A
11/30/24(d)
$ 9.97 $ 0.17 $ 0.27 $ 0.44 $ (0.17) $ — $ (0.17) $ 10.24
5/31/24
9.99 0.33 (0.02) 0.31 (0.33) — (0.33) 9.97
5/31/23
10.33 0.28 (0.35) (0.07) (0.27) — (0.27) 9.99
5/31/22
11.34 0.22 (1.03) (0.81) (0.20) — (0.20) 10.33
5/31/21
11.03 0.23 0.31 0.54 (0.23) — (0.23) 11.34
5/31/20
10.89 0.27 0.16 0.43 (0.29) — (0.29) 11.03
Class
C
11/30/24(d)
9.95 0.13 0.27 0.40 (0.13) — (0.13) 10.22
5/31/24
9.97 0.25 (0.02) 0.23 (0.25) — (0.25) 9.95
5/31/23
10.31 0.20 (0.35) (0.15) (0.19) — (0.19) 9.97
5/31/22
11.32 0.13 (1.03) (0.90) (0.11) — (0.11) 10.31
5/31/21
11.01 0.14 0.31 0.45 (0.14) — (0.14) 11.32
5/31/20
10.87 0.18 0.17 0.35 (0.21) — (0.21) 11.01
Class
I
11/30/24(d)
9.96 0.18 0.28 0.46 (0.18) — (0.18) 10.24
5/31/24
9.98 0.35 (0.02) 0.33 (0.35) — (0.35) 9.96
5/31/23
10.32 0.30 (0.35) (0.05) (0.29) — (0.29) 9.98
5/31/22
11.33 0.24 (1.03) (0.79) (0.22) — (0.22) 10.32
5/31/21
11.02 0.25 0.31 0.56 (0.25) — (0.25) 11.33
5/31/20
10.89 0.29 0.16 0.45 (0.32) — (0.32) 11.02
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .45% $ 172,359 0 .79% (e) 0 .77% (e) 3 .37% (e) 7%
3 .18 161,545 0 .79 0 .78 3 .30 30
( 0 .63 ) 163,150 0 .78 0 .78 2 .84 41
( 7 .26 ) 179,414 0 .77 0 .77 1 .97 18
4 .94 229,010 0 .77 0 .77 2 .03 4
4 .02 185,700 0 .78 0 .78 2 .47 20
4 .03 7,491 1 .59 (e) 1 .57 (e) 2 .56 (e) 7
2 .33 8,293 1 .59 1 .58 2 .49 30
( 1 .44 ) 11,383 1 .58 1 .58 2 .02 41
( 8 .03 ) 15,955 1 .57 1 .57 1 .17 18
4 .12 20,174 1 .57 1 .57 1 .23 4
3 .21 17,392 1 .58 1 .58 1 .68 20
4 .65 331,345 0 .59 (e) 0 .57 (e) 3 .57 (e) 7
3 .36 300,145 0 .59 0 .58 3 .50 30
( 0 .44 ) 282,198 0 .58 0 .58 3 .03 41
( 7 .07 ) 300,135 0 .57 0 .57 2 .18 18
5 .16 321,648 0 .57 0 .57 2 .22 4
4 .14 248,133 0 .58 0 .58 2 .67 20

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Maryland
Class
A
11/30/24(d)
$ 9.72 $ 0.16 $ 0.32 $ 0.48 $ (0.17) $ — $ (0.17) $ 10.03
5/31/24
9.71 0.32 — (f) 0.32 (0.31) — (0.31) 9.72
5/31/23
10.10 0.29 (0.41) (0.12) (0.27) — (0.27) 9.71
5/31/22
11.13 0.24 (1.04) (0.80) (0.23) — (0.23) 10.10
5/31/21
10.68 0.26 0.45 0.71 (0.26) — (0.26) 11.13
5/31/20
10.78 0.28 (0.09) 0.19 (0.29) — (0.29) 10.68
Class
C
11/30/24(d)
9.68 0.12 0.31 0.43 (0.12) — (0.12) 9.99
5/31/24
9.67 0.24 — (f) 0.24 (0.23) — (0.23) 9.68
5/31/23
10.06 0.21 (0.41) (0.20) (0.19) — (0.19) 9.67
5/31/22
11.08 0.16 (1.04) (0.88) (0.14) — (0.14) 10.06
5/31/21
10.63 0.18 0.44 0.62 (0.17) — (0.17) 11.08
5/31/20
10.74 0.19 (0.09) 0.10 (0.21) — (0.21) 10.63
Class
I
11/30/24(d)
9.72 0.17 0.31 0.48 (0.17) — (0.17) 10.03
5/31/24
9.70 0.34 0.01 0.35 (0.33) — (0.33) 9.72
5/31/23
10.10 0.30 (0.41) (0.11) (0.29) — (0.29) 9.70
5/31/22
11.13 0.27 (1.04) (0.77) (0.26) — (0.26) 10.10
5/31/21
10.68 0.29 0.44 0.73 (0.28) — (0.28) 11.13
5/31/20
10.78 0.30 (0.08) 0.22 (0.32) — (0.32) 10.68
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .91% $ 90,737 0 .82% (e) 0 .80% (e) 3 .27% (e) 9%
3 .37 88,743 0 .83 0 .80 3 .27 18
( 1 .11 ) 88,766 0 .80 0 .80 2 .92 23
( 7 .27 ) 96,337 0 .78 0 .78 2 .25 22
6 .72 116,909 0 .80 0 .80 2 .40 9
1 .79 97,106 0 .81 0 .81 2 .59 18
4 .50 3,526 1 .62 (e) 1 .60 (e) 2 .47 (e) 9
2 .56 3,963 1 .63 1 .60 2 .47 18
( 1 .94 ) 5,111 1 .60 1 .60 2 .12 23
( 7 .98 ) 7,861 1 .58 1 .58 1 .45 22
5 .88 10,445 1 .60 1 .60 1 .61 9
0 .98 12,507 1 .61 1 .61 1 .79 18
5 .01 188,808 0 .62 (e) 0 .60 (e) 3 .47 (e) 9
3 .70 171,606 0 .63 0 .60 3 .46 18
( 1 .02 ) 156,560 0 .60 0 .60 3 .12 23
( 7 .06 ) 167,055 0 .58 0 .58 2 .45 22
6 .93 175,495 0 .60 0 .60 2 .59 9
2 .01 130,951 0 .61 0 .61 2 .79 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Mexico
Class
A
11/30/24(d)
$ 9.52 $ 0.15 $ 0.25 $ 0.40 $ (0.15) $ — $ (0.15) $ 9.77
5/31/24
9.50 0.28 0.03 0.31 (0.29) — (0.29) 9.52
5/31/23
9.85 0.26 (0.37) (0.11) (0.24) — (0.24) 9.50
5/31/22
10.75 0.23 (0.90) (0.67) (0.23) — (0.23) 9.85
5/31/21
10.53 0.25 0.22 0.47 (0.25) — (0.25) 10.75
5/31/20
10.42 0.28 0.13 0.41 (0.30) — (0.30) 10.53
Class
C
11/30/24(d)
9.54 0.11 0.25 0.36 (0.11) — (0.11) 9.79
5/31/24
9.51 0.21 0.03 0.24 (0.21) — (0.21) 9.54
5/31/23
9.87 0.18 (0.37) (0.19) (0.17) — (0.17) 9.51
5/31/22
10.77 0.15 (0.91) (0.76) (0.14) — (0.14) 9.87
5/31/21
10.55 0.17 0.21 0.38 (0.16) — (0.16) 10.77
5/31/20
10.44 0.20 0.12 0.32 (0.21) — (0.21) 10.55
Class
I
11/30/24(d)
9.57 0.16 0.25 0.41 (0.16) — (0.16) 9.82
5/31/24
9.54 0.30 0.04 0.34 (0.31) — (0.31) 9.57
5/31/23
9.90 0.28 (0.37) (0.09) (0.27) — (0.27) 9.54
5/31/22
10.81 0.25 (0.91) (0.66) (0.25) — (0.25) 9.90
5/31/21
10.58 0.27 0.23 0.50 (0.27) — (0.27) 10.81
5/31/20
10.47 0.30 0.13 0.43 (0.32) — (0.32) 10.58
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .22% $ 41,035 0 .93% (e) 0 .91% (e) 3 .01% (e) 9%
3 .31 40,136 0 .90 0 .88 2 .99 6
( 1 .05 ) 46,298 0 .87 0 .86 2 .72 17
( 6 .35 ) 57,918 0 .84 0 .84 2 .21 15
4 .48 62,010 0 .85 0 .85 2 .36 10
3 .94 57,402 0 .86 0 .86 2 .68 5
3 .80 954 1 .73 (e) 1 .71 (e) 2 .21 (e) 9
2 .59 1,195 1 .70 1 .68 2 .19 6
( 1 .93 ) 1,516 1 .67 1 .66 1 .92 17
( 7 .08 ) 1,915 1 .64 1 .64 1 .41 15
3 .66 2,592 1 .65 1 .65 1 .56 10
3 .11 2,814 1 .66 1 .66 1 .89 5
4 .30 28,852 0 .73 (e) 0 .71 (e) 3 .21 (e) 9
3 .60 26,934 0 .70 0 .68 3 .18 6
( 0 .91 ) 28,879 0 .67 0 .66 2 .92 17
( 6 .20 ) 29,677 0 .64 0 .64 2 .41 15
4 .79 33,372 0 .65 0 .65 2 .56 10
4 .15 28,740 0 .66 0 .66 2 .88 5

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Pennsylvania
Class
A
11/30/24(d)
$ 10.16 $ 0.15 $ 0.23 $ 0.38 $ (0.16) $ — $ (0.16) $ 10.38
5/31/24
10.05 0.29 0.11 0.40 (0.29) — (0.29) 10.16
5/31/23
10.54 0.26 (0.50) (0.24) (0.25) — (0.25) 10.05
5/31/22
11.44 0.24 (0.92) (0.68) (0.22) — (0.22) 10.54
5/31/21
11.19 0.25 0.31 0.56 (0.26) (0.05) (0.31) 11.44
5/31/20
11.15 0.29 0.04 0.33 (0.29) ( — ) (f) (0.29) 11.19
Class
C
11/30/24(d)
10.12 0.11 0.23 0.34 (0.12) — (0.12) 10.34
5/31/24
10.01 0.21 0.10 0.31 (0.20) — (0.20) 10.12
5/31/23
10.50 0.17 (0.49) (0.32) (0.17) — (0.17) 10.01
5/31/22
11.39 0.15 (0.91) (0.76) (0.13) — (0.13) 10.50
5/31/21
11.14 0.16 0.31 0.47 (0.17) (0.05) (0.22) 11.39
5/31/20
11.11 0.20 0.03 0.23 (0.20) ( — ) (f) (0.20) 11.14
Class
I
11/30/24(d)
10.14 0.16 0.23 0.39 (0.17) — (0.17) 10.36
5/31/24
10.03 0.31 0.10 0.41 (0.30) — (0.30) 10.14
5/31/23
10.52 0.28 (0.50) (0.22) (0.27) — (0.27) 10.03
5/31/22
11.42 0.26 (0.91) (0.65) (0.25) — (0.25) 10.52
5/31/21
11.17 0.27 0.31 0.58 (0.28) (0.05) (0.33) 11.42
5/31/20
11.13 0.31 0.05 0.36 (0.32) ( — ) (f) (0.32) 11.17
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3 .75% $ 154,647 0 .81% (e) 0 .79% (e) 2 .95% (e) 16%
4 .00 153,548 0 .81 0 .79 2 .85 30
( 2 .27 ) 174,354 0 .80 0 .79 2 .53 6
( 6 .02 ) 200,786 0 .76 0 .76 2 .12 17
5 .07 199,228 0 .77 0 .77 2 .23 16
3 .02 175,578 0 .78 0 .78 2 .60 12
3 .34 8,079 1 .61 (e) 1 .59 (e) 2 .15 (e) 16
3 .17 9,453 1 .61 1 .59 2 .04 30
( 3 .07 ) 12,749 1 .60 1 .59 1 .73 6
( 6 .71 ) 17,063 1 .56 1 .56 1 .31 17
4 .26 20,858 1 .57 1 .57 1 .43 16
2 .12 19,708 1 .58 1 .58 1 .80 12
3 .84 265,211 0 .61 (e) 0 .59 (e) 3 .15 (e) 16
4 .19 249,910 0 .61 0 .59 3 .04 30
( 2 .07 ) 261,510 0 .60 0 .59 2 .72 6
( 5 .83 ) 310,585 0 .56 0 .56 2 .32 17
5 .30 329,936 0 .57 0 .57 2 .43 16
3 .24 280,596 0 .58 0 .58 2 .80 12

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Virginia
Class
A
11/30/24(e)
$ 10.19 $ 0.17 $ 0.27 $ 0.44 $ (0.17) $ — $ (0.17) $ 10.46
5/31/24
10.17 0.33 0.03 0.36 (0.34) — (0.34) 10.19
5/31/23
10.54 0.30 (0.40) (0.10) (0.27) — (0.27) 10.17
5/31/22
11.65 0.24 (1.12) (0.88) (0.23) — (0.23) 10.54
5/31/21
11.28 0.25 0.38 0.63 (0.26) — (0.26) 11.65
5/31/20
11.25 0.28 0.05 0.33 (0.30) — (0.30) 11.28
Class
C
11/30/24(e)
10.18 0.13 0.27 0.40 (0.13) — (0.13) 10.45
5/31/24
10.16 0.25 0.02 0.27 (0.25) — (0.25) 10.18
5/31/23
10.53 0.20 (0.38) (0.18) (0.19) — (0.19) 10.16
5/31/22
11.64 0.15 (1.12) (0.97) (0.14) — (0.14) 10.53
5/31/21
11.27 0.16 0.38 0.54 (0.17) — (0.17) 11.64
5/31/20
11.24 0.19 0.05 0.24 (0.21) — (0.21) 11.27
Class
I
11/30/24(e)
10.16 0.18 0.28 0.46 (0.18) — (0.18) 10.44
5/31/24
10.14 0.35 0.02 0.37 (0.35) — (0.35) 10.16
5/31/23
10.51 0.32 (0.40) (0.08) (0.29) — (0.29) 10.14
5/31/22
11.62 0.26 (1.12) (0.86) (0.25) — (0.25) 10.51
5/31/21
11.25 0.27 0.38 0.65 (0.28) — (0.28) 11.62
5/31/20
11.23 0.30 0.04 0.34 (0.32) — (0.32) 11.25
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
4 .38% $ 203,091 0 .79% (f) 0 .77% (f) 0 .75% (f) 0 .73% (f) 3 .36% (f) 6%
3 .55 190,460 0 .80 0 .78 0 .79 0 .77 3 .28 20
( 0 .89 ) 181,817 0 .78 0 .78 0 .78 0 .78 2 .91 26
( 7 .68 ) 211,228 0 .76 0 .76 0 .76 0 .76 2 .09 27
5 .63 266,280 0 .77 0 .77 0 .77 0 .77 2 .18 6
2 .94 228,436 0 .78 0 .78 0 .78 0 .78 2 .49 10
3 .96 8,671 1 .59 (f) 1 .57 (f) 1 .55 (f) 1 .53 (f) 2 .56 (f) 6
2 .72 8,924 1 .60 1 .58 1 .59 1 .57 2 .47 20
( 1 .68 ) 12,028 1 .58 1 .58 1 .58 1 .58 2 .10 26
( 8 .42 ) 16,787 1 .56 1 .56 1 .56 1 .56 1 .29 27
4 .82 21,904 1 .57 1 .57 1 .57 1 .57 1 .38 6
2 .13 21,219 1 .58 1 .58 1 .58 1 .58 1 .69 10
4 .58 352,335 0 .59 (f) 0 .57 (f) 0 .55 (f) 0 .53 (f) 3 .56 (f) 6
3 .75 312,144 0 .60 0 .58 0 .59 0 .57 3 .47 20
( 0 .68 ) 298,763 0 .58 0 .58 0 .58 0 .58 3 .10 26
( 7 .50 ) 351,852 0 .56 0 .56 0 .56 0 .56 2 .29 27
5 .86 379,172 0 .57 0 .57 0 .57 0 .57 2 .37 6
3 .06 306,442 0 .58 0 .58 0 .58 0 .58 2 .69 10

Notes to Financial Statements

(U
naudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”),
Nuveen Colorado Municipal Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond
Fund (“New Mexico”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a
“Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is November 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Arizona
$ —
Colorado
—
Maryland
—
New Mexico
—
Pennsylvania
—
Virginia
—

Notes to Financial Statements
(continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in
Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 169,880,842 $ – $ 169,880,842
Short-Term Investments:
Municipal Bonds – 4,200,000 – 4,200,000
Total $ – $ 174,080,842 $ – $ 174,080,842
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 494,427,323 $ – $ 494,427,323
Short-Term Investments:
Municipal Bonds – 9,535,000 – 9,535,000
Total $ – $ 503,962,323 $ – $ 503,962,323
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 279,801,037 $ – $ 279,801,037
Total $ – $ 279,801,037 $ – $ 279,801,037
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 68,705,523 $ – $ 68,705,523
Total $ – $ 68,705,523 $ – $ 68,705,523
Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 403,825,036 $ 50 $ 403,825,086
Variable Rate Senior Loan Interests – – 311,112 311,112
Total $ – $ 403,825,036 $ 311,162 $ 404,136,198
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 560,482,985 $ – $ 560,482,985
Total $ – $ 560,482,985 $ – $ 560,482,985

Notes to Financial Statements
(continued)
potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Arizona
$ 21,500,307 $ 8,992,421
Colorado
56,615,034 32,035,173
Maryland
36,254,528 23,489,154
New Mexico
6,302,491 6,931,750
Pennsylvania
65,606,467 79,627,095
Virginia
78,660,739 29,291,842

Sale of Vistra Vision interests :
On September 18, 2024, Vistra Corp. (“ Vistra ”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Total Return Swap Contracts:
During the current fiscal period, Pennsylvania used total return swaps to help manage the equity risk of the portfolio’s
Vistra Vision exposure.
In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade.
An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.
Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of
"Change in net unrealized appreciation (depreciation) of swaps" and realized gains and losses are recognized as a component of “Net realized gain
(loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on total return swaps” on the Statement of Assets and Liabilities, where applicable.
As of the end of the reporting period, the Fund did not hold total return swaps.
The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:
During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund
Average Notional Amount of Swap Contracts
Outstanding
*
Pennsylvania $ 5,746,954
*
The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Pennsylvania
Swap contracts Equity $ (5,725,178) $ –

Notes to Financial Statements
(continued)
instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/24
Year Ended
5/31/24
Arizona Shares Amount Shares Amount
Subscriptions:
Class A 892,089 $9,111,322 1,010,859 $10,159,386
Class C 12,736 129,582 54,618 540,476
Class I 2,019,358 20,605,992 4,410,435 43,901,289
Total subscriptions 2,924,183 29,846,896 5,475,912 54,601,151
Reinvestments of distributions:
Class A 91,329 932,120 171,632 1,710,401
Class C 2,827 28,824 6,024 60,001
Class I 105,514 1,079,124 208,860 2,081,359
Total reinvestments of distributions 199,670 2,040,068 386,516 3,851,761
Redemptions:
Class A (711,823) (7,261,593) (1,402,185) (13,925,530)
Class C (50,571) (514,308) (68,559) (687,359)
Class I (936,215) (9,579,007) (5,995,019) (58,899,803)
Total redemptions (1,698,609) (17,354,908) (7,465,763) (73,512,692)
Net increase (decrease) 1,425,244 $14,532,056 (1,603,335) $(15,059,780)
Six Months Ended
11/30/24
Year Ended
5/31/24
Colorado Shares Amount Shares Amount
Subscriptions:
Class A 1,869,749 $19,017,435 3,174,884 $31,689,116
Class A - automatic conversion of Class C 2,818 28,796 535 5,455
Class C 36,953 375,922 124,879 1,253,659
Class I 4,969,346 50,502,192 14,222,959 141,608,031
Total subscriptions 6,878,866 69,924,345 17,523,257 174,556,261
Reinvestments of distributions:
Class A 267,569 2,720,788 509,786 5,081,126
Class C 9,234 93,720 23,824 236,915
Class I 474,780 4,825,448 847,136 8,438,567
Total reinvestments of distributions 751,583 7,639,956 1,380,746 13,756,608
Redemptions:
Class A (1,513,928) (15,377,380) (3,816,370) (37,844,836)
Class C (143,893) (1,463,383) (456,803) (4,558,916)
Class C - automatic conversion to Class A (2,823) (28,796) (536) (5,455)
Class I (3,198,419) (32,464,628) (13,222,136) (129,428,864)
Total redemptions (4,859,063) (49,334,187) (17,495,845) (171,838,071)
Net increase (decrease) 2,771,386 $28,230,114 1,408,158 $16,474,798

Six Months Ended
11/30/24
Year Ended
5/31/24
Maryland Shares Amount Shares Amount
Subscriptions:
Class A 459,268 $4,561,864 1,828,895 $17,909,968
Class A - automatic conversion of Class C 909 8,914 4,279 42,139
Class C 34,743 345,074 72,863 712,511
Class I 2,482,852 24,669,296 11,340,964 109,475,372
Total subscriptions 2,977,772 29,585,148 13,247,001 128,139,990
Reinvestments of distributions:
Class A 118,386 1,178,179 217,213 2,107,589
Class C 3,687 36,542 8,261 79,865
Class I 218,468 2,173,958 386,076 3,745,332
Total reinvestments of distributions 340,541 3,388,679 611,550 5,932,786
Redemptions:
Class A (662,073) (6,594,097) (2,066,530) (20,054,652)
Class C (93,924) (930,318) (196,086) (1,895,190)
Class C - automatic conversion to Class A (912) (8,914) (4,297) (42,139)
Class I (1,533,754) (15,221,013) (10,199,568) (95,610,056)
Total redemptions (2,290,663) (22,754,342) (12,466,481) (117,602,037)
Net increase (decrease) 1,027,650 $10,219,485 1,392,070 $16,470,739
Six Months Ended
11/30/24
Year Ended
5/31/24
New Mexico Shares Amount Shares Amount
Subscriptions:
Class A 273,838 $2,664,179 388,424 $3,688,969
Class C 5,647 54,578 13,823 131,668
Class I 407,455 3,970,003 1,339,193 12,797,184
Total subscriptions 686,940 6,688,760 1,741,440 16,617,821
Reinvestments of distributions:
Class A 51,326 498,264 114,742 1,089,747
Class C 1,203 11,696 2,806 26,710
Class I 36,293 353,991 73,583 702,401
Total reinvestments of distributions 88,822 863,951 191,131 1,818,858
Redemptions:
Class A (340,319) (3,303,585) (1,163,622) (11,013,667)
Class C (34,674) (338,792) (50,742) (479,216)
Class I (320,460) (3,128,685) (1,625,107) (15,258,353)
Total redemptions (695,453) (6,771,062) (2,839,471) (26,751,236)
Net increase (decrease) 80,309 $781,649 (906,900) $(8,314,557)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
11/30/24
Year Ended
5/31/24
Pennsylvania Shares Amount Shares Amount
Subscriptions:
Class A 909,149 $9,344,534 2,984,674 $29,421,527
Class A - automatic conversion of Class C 30,556 319,944 38,537 385,285
Class C 36,157 371,382 61,507 621,046
Class I 2,432,397 25,194,481 11,767,362 117,461,621
Total subscriptions 3,408,259 35,230,341 14,852,080 147,889,479
Reinvestments of distributions:
Class A 208,832 2,165,818 417,420 4,205,189
Class C 9,171 94,761 20,869 209,523
Class I 287,816 2,979,051 505,361 5,083,091
Total reinvestments of distributions 505,819 5,239,630 943,650 9,497,803
Redemptions:
Class A (1,359,361) (14,062,102) (5,672,294) (56,307,607)
Class C (167,092) (1,726,574) (382,961) (3,850,536)
Class C - automatic conversion to Class A (30,674) (319,944) (38,679) (385,285)
Class I (1,762,558) (18,231,405) (13,696,081) (133,742,257)
Total redemptions (3,319,685) (34,340,025) (19,790,015) (194,285,685)
Net increase (decrease) 594,393 $6,129,946 (3,994,285) $(36,898,403)
Six Months Ended
11/30/24
Year Ended
5/31/24
Virginia Shares Amount Shares Amount
Subscriptions:
Class A 2,060,410 $21,436,796 4,533,971 $45,572,994
Class A - automatic conversion of Class C — — 581 5,929
Class C 76,858 799,669 87,492 893,090
Class I 4,818,640 49,975,445 16,205,022 163,751,627
Total subscriptions 6,955,908 72,211,910 20,827,066 210,223,640
Reinvestments of distributions:
Class A 269,819 2,806,101 507,139 5,159,733
Class C 9,433 98,000 22,020 223,624
Class I 383,112 3,975,490 692,919 7,028,120
Total reinvestments of distributions 662,364 6,879,591 1,222,078 12,411,477
Redemptions:
Class A (1,612,737) (16,753,106) (4,228,013) (42,659,975)
Class C (133,526) (1,384,573) (416,249) (4,235,029)
Class C - automatic conversion to Class A — — (581) (5,929)
Class I (2,158,963) (22,372,952) (15,641,786) (154,655,945)
Total redemptions (3,905,226) (40,510,631) (20,286,629) (201,556,878)
Net increase (decrease) 3,713,046 $38,580,870 1,762,515 $21,078,239

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Arizona
$ 174,338,418 $ 2,597,906 $ (2,855,482) $ (257,576)
Colorado
493,905,303 11,728,584 (1,671,564) 10,057,020
Maryland
280,676,868 4,692,872 (5,568,703) (875,831)
New Mexico
69,137,662 820,523 (1,252,662) (432,139)
Pennsylvania
421,719,449 5,853,307 (23,436,558) (17,583,251)
Virginia
549,827,909 17,374,303 (6,719,227) 10,655,076
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Arizona
$ 556,744 $ — $ — $ (4,622,327) $ (12,911,464) $ — $ (408,159) $ (17,385,206)
Colorado
2,116,348 — — (3,626,555) (42,314,481) — (1,381,774) (45,206,462)
Maryland
1,120,931 256 — (10,162,912) (20,488,921) — (742,140) (30,272,786)
New Mexico
205,689 — — (2,334,744) (5,548,307) — (183,281) (7,860,643)
Pennsylvania
1,415,468 73,213 — (25,062,501) (11,147,882) — (1,111,738) (35,833,440)
Virginia
2,202,880 428 — (4,393,220) (51,622,612) — (1,491,054) (55,303,578)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2024 through May 31, 2024 and paid on June 3, 2024.
Fund
Short-Term Long-Term Total
Arizona
$ 3,607,775 $ 9,303,689 $ 12,911,464
Colorado
12,660,548 29,653,933 42,314,481
Maryland
6,430,575 14,058,346 20,488,921
New Mexico
1,334,356 4,213,951 5,548,307
Pennsylvania
2,266,456 8,881,426 11,147,882
Virginia
18,031,395 33,591,217 51,622,612

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of November 30, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses of Virginia through July 31, 2026 so that total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
Average Daily Net Assets Arizona Colorado Maryland New Mexico Pennsylvania Virginia
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Arizona
0.1569%
Colorado
0.1569%
Maryland
0.1569%
New Mexico
0.1569%
Pennsylvania
0.1569%
Virginia
0.1569%

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Arizona
$ 4,127,327 $ 2,772,493 $ (164,008)
Colorado
— — —
Maryland
850,520 — —
New Mexico
— — —
Pennsylvania
— — —
Virginia
3,000,630 — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Arizona
$ 153,243 $ 148,574
Colorado
323,824 313,493
Maryland
68,109 67,198
New Mexico
29,190 28,005
Pennsylvania
81,544 77,282
Virginia
301,990 293,647
Fund
Commission
Advances
Arizona
$ 61,313
Colorado
125,833
Maryland
32,857
New Mexico
10,926
Pennsylvania
27,989
Virginia
126,226
Fund
12b-1 Fees
Retained
Arizona
$ 1,441
Colorado
4,848
Maryland
2,779
New Mexico
371
Pennsylvania
2,263
Virginia
3,283

Notes to Financial Statements
(continued)
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Fund
CDSC
Retained
Arizona
$ 2,250
Colorado
48
Maryland
4,108
New Mexico
—
Pennsylvania
3,387
Virginia
2,613
Fund
Maximum
Outstanding
Balance
Arizona
$ 242,228
Colorado
—
Maryland
6,591,559
New Mexico
215,992
Pennsylvania
3,162,674
Virginia
6,714,937
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Arizona
1 $ 242,228 6.03%
Colorado
— — —
Maryland
4 5,298,843 6.41
New Mexico
4 193,819 6.41
Pennsylvania
4 2,228,702 6.41
Virginia
3 6,714,937 6.53

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust I

Date: February 5, 2025	By:	/s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 5, 2025	By:	/s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: February 5, 2025	By:	/s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)